Document and Entity Information	3 Months Ended
Feb. 28, 2013
Document Type	S-1
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.
Document Period End Date	Feb 28, 2013
Trading Symbol	sdev
Entity Registrant Name	Security Devices International Inc.
Entity Central Index Key	0001354866
Current Fiscal Year End Date	--11-30
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Feb. 28, 2013	Nov. 30, 2012	Nov. 30, 2011
CURRENT
Cash	$ 51,413	$ 232,471	$ 114,835
Deferred costs	52,500	32,500	0
Deferred financing costs		0	10,916
Prepaid expenses and other receivables	13,314	7,200	107,704
Total Current Assets	117,227	272,171	233,455
Plant and Equipment	136,834	145,048	18,414
TOTAL ASSETS	254,061	417,219	251,869
CURRENT LIABILITIES
Accounts payable and accrued liabilities	174,263	150,368	568,995
Loan from non-related party	200,000	0
Current portion of Convertible Debentures		0	135,998
Total Current Liabilities	374,263	150,368	704,993
Convertible Debentures	696,607	1,192,639	731,828
Total Liabilities	1,070,870	1,343,007	1,436,821
STOCKHOLDERS' DEFICIT
Preferred stock, $0.001 par value, 5,000,000 shares authorized, Nil issued and outstanding (2012 - nil)	0	0	0
Common stock, $0.001 par value, 50,000,000 shares authorized, 33,273,913 issued and outstanding (2012 -31,472,433)	33,274	31,472	26,828
Additional Paid-In Capital	18,915,711	18,338,886	16,064,428
Deficit Accumulated During the Development Stage	(19,765,794)	(19,296,146)	(17,276,208)
Total Stockholders' Deficit	(816,809)	(925,788)	(1,184,952)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 254,061	$ 417,219	$ 251,869

Balance Sheets (Parenthetical) (USD $)	Feb. 28, 2013	Nov. 30, 2012	Nov. 30, 2011
Preferred Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	5,000,000	5,000,000	5,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred Stock, Shares Outstanding	0	0	0
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	50,000,000	50,000,000	50,000,000
Common Stock, Shares, Issued	33,273,913	31,472,433	26,828,050
Common Stock, Shares, Outstanding	33,273,913	31,472,433	26,828,050

Statements of Operations and Comprehensive loss (USD $)	3 Months Ended		12 Months Ended		93 Months Ended	96 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Feb. 28, 2013
EXPENSES:
Research and Product Development cost (recovery)	$ 0	$ (215,143)	$ (215,143)	$ 195,949	$ 7,473,781	$ 7,473,781
Amortization	8,214	2,284	20,585	10,786	60,944	69,158
General and administration	424,999	421,189	2,056,996	624,545	11,806,237	12,231,236
TOTAL OPERATING EXPENSES	433,213	208,330	1,862,438	831,280	19,340,962	19,774,175
LOSS FROM OPERATIONS	(433,213)	(208,330)	(1,862,438)	(831,280)	(19,340,962)	(19,774,175)
Other Expense-Interest	(36,435)	(44,101)	(157,500)	(70,278)	(227,778)	(264,213)
Other Income-Interest	0	0	0	0	272,594	272,594
LOSS BEFORE INCOME TAXES	(469,648)	(252,431)	(2,019,938)	(901,558)	(19,296,146)	(19,765,794)
Income taxes	0	0	0	0	0	0
NET LOSS AND COMPREHENSIVE LOSS	$ (469,648)	$ (252,431)	$ (2,019,938)	$ (901,558)	$ (19,296,146)	$ (19,765,794)
Loss per share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.07)	$ (0.03)
Weighted average common shares outstanding	32,353,157	26,828,050	27,956,359	26,114,899

Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		93 Months Ended	96 Months Ended
	Feb. 28, 2013	Feb. 29, 2012	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012	Feb. 28, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss for the period	$ (469,648)	$ (252,431)	$ (2,019,938)	$ (901,558)	$ (19,296,146)	$ (19,765,794)
Items not requiring an outlay of cash:
Issue of shares for services	0	0	0	0	584,500	584,500
Fair value of options and warrants (included in general and administration expenses)	38,183	213,440				6,523,954
Stock based compensation for options and warrants (included in general and administration expenses)			929,365	0	6,485,771
Recovery of accounts payable	0	(215,143)	(215,143)	0	(215,143)	(215,143)
Loss on cancellation of common stock	0	0	0	0	34,400	34,400
Amortization of plant and equipment	8,214	2,284	20,585	10,786	60,944	69,158
Amortization of debt discount	3,968	9,026	23,141	18,798	41,939	45,907
Amortization of deferred financing cost	0	8,766	10,916	24,244	35,160	35,160
Changes in non-cash working capital:
Prepaid expenses and other receivables	(6,114)	(22,306)	100,504	(69,285)	(7,200)	(13,314)
Deferred costs	(20,000)	0	(32,500)	0	(32,500)	(52,500)
Accounts payable and accrued liabilities*	64,339	(121,132)	(111,825)	(253,806)	422,010	486,349
NET CASH USED IN OPERATING ACTIVITIES	(381,058)	(377,496)	(1,294,895)	(1,170,821)	(11,886,265)	(12,267,323)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of Plant and Equipment	0	(5,079)	(147,219)	0	(205,992)	(205,992)
NET CASH USED IN INVESTING ACTIVITIES	0	(5,079)	(147,219)	0	(205,992)	(205,992)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from issuance of common shares	0	0	649,750	160,000	10,468,900	10,468,900
Proceeds from convertible debentures	0	825,000	910,000	878,328	1,788,328	1,788,328
Cancellation of common stock	0	0	0	0	(50,000)	(50,000)
Loan from non related party	200,000	0				200,000
Exercise of stock options	0	0	0	0	117,500	117,500
NET CASH PROVIDED BY FINANCING ACTIVITIES	200,000	825,000	1,559,750	1,038,328	12,324,728	12,524,728
NET INCREASE (DECREASE) IN CASH FOR THE PERIOD	(181,058)	442,425	117,636	(132,493)	232,471	51,413
Cash, beginning of period	232,471	114,835	114,835	247,328	0	0
CASH, END OF PERIOD	51,413	557,260	232,471	114,835	232,471	51,413
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS:
INCOME TAXES PAID	0	0	0	0	0	0
INTEREST PAID	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0

Statement of Changes in Stockholders Deficit (USD $)	Common Stock [Member]	Additional Paid-In Capital [Member]	Deficit Accumulated During Development Stage [Member]	Total
Beginning Balance at Mar. 01, 2005
Issuance of Common shares for professional services	$ 6,525	$ 58,725		$ 65,250
Issuance of Common shares for professional services (Shares)	6,525,000
Issuance of common shares for cash	398	99,072		99,470
Issuance of common shares for cash (Shares)	397,880
Net loss for the year			(188,699)	(188,699)
Ending Balance at Nov. 30, 2005	6,923	157,797	(188,699)	(23,979)
Ending Balance (Shares) at Nov. 30, 2005	6,922,880
Issuance of common shares for cash	956	94,644		95,600
Issuance of common shares for cash (Shares)	956,000
Issuance of Common Shares for cash 2	286	49,764		50,050
Issuance of Common Shares for cash 2 (Shares)	286,000
Issuance of common shares to consultant for services	50	8,700		8,750
Issuance of common shares to consultant for services (Shares)	50,000
Issuance of Common Shares for Cash 3	2,000	398,000		400,000
Issuance of Common Shares for Cash 3 (Shares)	2,000,000
Exercise of stock options	950	94,050		95,000
Exercise of stock options (Shares)	950,000
Issuance of common shares for cash (net of agent commission)	200	179,785		179,985
Issuance of common shares for cash (net of agent commission) (Shares)	200,000
Stock subscriptions received		1,165,500		1,165,500
Stock based compensation		1,049,940		1,049,940
Net loss for the year			(1,660,799)	(1,660,799)
Ending Balance at Nov. 30, 2006	11,365	3,198,180	(1,849,498)	1,360,047
Ending Balance (Shares) at Nov. 30, 2006	11,364,880
Issuance of common shares for cash	1,171	1,169,499		1,170,670
Issuance of common shares for cash (Shares)	1,170,670
Subscriptions received in prior year	1,165	(1,165)
Subscriptions received in prior year (Shares)	1,165,500
Issuance of common shares for cash and services	50	154,950		155,000
Issuance of common shares for cash and services (Shares)	50,000
Issuance of common shares for cash (net of expenses)	2,139	4,531,236		4,533,375
Issuance of common shares for cash (net of expenses) (Shares)	2,139,000
Cancellation of stock	(1,560)	(14,040)		(15,600)
Cancellation of stock (Shares)	(1,560,000)
Stock based compensation		2,446,433		2,446,433
Issue of warrants		357,094		357,094
Net loss for the year			(4,827,937)	(4,827,937)
Ending Balance at Nov. 30, 2007	14,330	11,842,187	(6,677,435)	5,179,082
Ending Balance (Shares) at Nov. 30, 2007	14,330,050
Exercise of stock options	117	11,583		11,700
Exercise of stock options (Shares)	117,000
Stock based compensation		1,231,056		1,231,056
Net loss for the year			(4,401,786)	(4,401,786)
Ending Balance at Nov. 30, 2008	14,447	13,084,826	(11,079,221)	2,020,052
Ending Balance (Shares) at Nov. 30, 2008	14,447,050
Issuance of common shares for cash	788	196,212		197,000
Issuance of common shares for cash (Shares)	788,000
Stock based compensation		177,990		177,990
Compensation expense for warrants		4,223		4,223
Net loss for the year			(2,974,467)	(2,974,467)
Ending Balance at Nov. 30, 2009	15,235	13,463,251	(14,053,688)	(575,202)
Ending Balance (Shares) at Nov. 30, 2009	15,235,050
Issuance of common shares for cash	8,143	1,665,157		1,673,300
Issuance of common shares for cash (Shares)	8,143,000
Stock subscriptions received		30,000		30,000
Stock based compensation		289,670		289,670
Issuance of common shares For services	2,500	428,000		430,500
Issuance of common shares For services (Shares)	2,500,000
Net loss for the year			(2,320,962)	(2,320,962)
Ending Balance at Nov. 30, 2010	25,878	15,876,078	(16,374,650)	(472,694)
Ending Balance (Shares) at Nov. 30, 2010	25,878,050
Issuance of common shares for cash	800	159,200		160,000
Issuance of common shares for cash (Shares)	800,000
Stock based compensation				0
Issuance of common shares for Common shares issued for stock subscriptions received in prior year	150	(150)
Issuance of common shares for Common shares issued for stock subscriptions received in prior year (Shares)	150,000
Beneficial conversion feature on Convertible debt		29,300		29,300
Net loss for the year			(901,558)	(901,558)
Ending Balance at Nov. 30, 2011	26,828	16,064,428	(17,276,208)	(1,184,952)
Ending Balance (Shares) at Nov. 30, 2011	26,828,050
Issuance of common shares for cash	2,165	647,585		649,750
Issuance of common shares for cash (Shares)	2,165,834
Issuance of common shares to consultant for services (Shares)	2,478,549
Stock based compensation		929,365		929,365
Beneficial conversion feature on Convertible debt		50,000		50,000
Conversion of convertible debt to common shares	2,479	647,508		649,987
Conversion of convertible debt to common shares (Shares)	2,478,549
Net loss for the year			(2,019,938)	(2,019,938)
Ending Balance at Nov. 30, 2012	31,472	18,338,886	(19,296,146)	(925,788)
Ending Balance (Shares) at Nov. 30, 2012	31,472,433
Issuance of common shares to consultant for services (Shares)	1,801,480
Stock based compensation		38,183		38,183
Conversion of convertible debt to common shares	1,802	538,642		540,444
Net loss for the year			(469,648)	(469,648)
Ending Balance at Feb. 28, 2013	$ 33,274	$ 18,915,711	$ (19,765,794)	$ (816,809)
Ending Balance (Shares) at Feb. 28, 2013	33,273,913

BASIS OF PRESENTATION	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
BASIS OF PRESENTATION [Text Block]
1.	BASIS OF PRESENTATION

The accompanying unaudited interim financial statements have been prepared in accordance with the instructions to Form 10-Q and therefore do not include all information and footnotes necessary for a fair presentation of financial position, results of operations and cash flows in conformity with U.S. generally accepted accounting principles (GAAP); however, such information reflects all adjustments (consisting solely of normal recurring adjustments), which are, in the opinion of management, necessary for a fair presentation of the results for the interim periods.

The unaudited interim financial statements should be read in conjunction with the financial statements and notes thereto together with management’s discussion and analysis of financial condition and results of operations contained in Security Devices International Inc.’s ("SDI” or the "Company") annual report on Form 10-K for the year ended November 30, 2012. In the opinion of management, the accompanying unaudited interim financial statements reflect all adjustments of a normal recurring nature considered necessary to fairly state the financial position of the Company at February 28, 2013 and November 30, 2012, the results of its operations for the three-month periods ended February 28, 2013 and February 29, 2012, and its cash flows for the three-month periods ended February 28, 2013 and February 29, 2012. In addition, some of the Company’s statements in this quarterly report on Form 10-Q may be considered forward-looking and involve risks and uncertainties that could significantly impact expected results. The results of operations for the three-month period ended February 28, 2013 are not necessarily indicative of results to be expected for the full year.

The Company was incorporated under the laws of the state of Delaware on March 1, 2005.

1.	BASIS OF PRESENTATION

The financial statements include the accounts of Security Devices International Inc. (the “Company” or “SDI”) were prepared in accordance with generally accepted accounting principles in the United States of America. The Company was incorporated under the laws of the state of Delaware on March 1, 2005.

NATURE OF OPERATIONS AND GOING CONCERN	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
NATURE OF OPERATIONS AND GOING CONCERN [Text Block]
2.	NATURE OF OPERATIONS AND GOING CONCERN

The Company is a non-lethal defense technology company, specializing in the development of innovative next generation solutions for security situations that do not require the use of lethal force. SDI has implemented manufacturing partnerships to assist in the deployment of their patented and patent pending family of products. These products consist of: the Blunt Impact Projectile 40mm (BIP) line of products and the Wireless Electric Projectile 40mm (WEP).

These unaudited interim financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. At February 28, 2013, the Company has no source of operating cash flows, has not achieved profitable operations, and has accumulated losses of $19,765,794 since inception and expects to incur further losses in the development of its business. These factors cast substantial doubt about the Company’s ability to continue as a going concern. The Company has a need for additional working capital to launch its blunt impact and electric 40mm round products, meet its ongoing levels of corporate overhead, and discharge its liabilities as they come due.

In order to finance the continued development, the Company is working towards the raising of appropriate capital in the near future. In addition to raising funds in the prior years, the Company raised $160,000 through the issuance of 800,000 common shares during the year ended November 30, 2011. The Company further raised an additional $878,328 by issue of Convertible Debentures during the year ended November 30, 2011 and $910,000 during the year ended November 30, 2012. In addition, the Company raised $649,750 by issuance of 2,165,834 common shares during the year ended November 30, 2012. The Company has filed a preliminary prospectus in Canada (Ontario, Alberta and British Columbia) to raise additional funds in accordance with the terms of the prospectus.

While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future. Accordingly, these financial statements do not give effect to adjustments, if any, that would be necessary should the Company be unable to continue as a going concern

At February 28, 2013, the Company had an accumulated deficit during the development stage of $19,765,794 which includes a non- cash stock based compensation expense of $6,523,954 for issue of options and warrants.

2.	NATURE OF OPERATIONS AND GOING CONCERN

The Company is a non-lethal defense technology company, specializing in the development of innovative next generation solutions for security situations that do not require the use of lethal force. SDI has implemented manufacturing partnerships to assist in the deployment of their patented and patent pending family of products. These products consist of; the Blunt Impact Projectile 40mm (BIP) line of products, and the Wireless Electric Projectile 40mm (WEP).

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. At November 30, 2012, the Company has no source of operating cash flows, has not achieved profitable operations, had a working capital of $121,803 and has accumulated losses of $19,296,146 since inception and expects to incur further losses in the development of its business. These factors cast substantial doubt about the Company’s ability to continue as a going concern. The Company has a need for additional working capital to launch its blunt impact and electric 40mm round products, meet its ongoing levels of corporate overhead, and discharge its liabilities as they come due.

In order to finance the continued development, the Company is working towards the raising of appropriate capital in the near future. In addition to raising funds in the prior years, the Company raised $160,000 through the issuance of 800,000 common shares during the year ended November 30, 2011. The Company further raised an additional $878,328 by issue of Convertible Debentures during the year ended November 30, 2011 and $910,000 during year ended November 30, 2012. In addition, the Company raised $649,750 by issuance of 2,165,834 common shares during the year ended November 30, 2012.

While the Company has been successful in securing financings in the past, there is no assurance that it will be able to do so in the future. Accordingly, these financial statements do not give effect to adjustments, if any, that would be necessary should the Company be unable to continue as a going concern

At November 30, 2012, the Company had an accumulated deficit during the development stage of $19,296,146 which includes a non- cash stock based compensation expense of $6,485,771 for issue of options and warrants.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Nov. 30, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
3.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)	Use of Estimates

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. As the precise determination of assets and liabilities, and revenues and expenses, depends on future events, the preparation of financial statements for any period necessarily involves the use of estimates. Actual amounts may differ from these estimates. Significant estimates include accruals, valuation allowance for deferred tax assets, estimates for calculation of stock based compensation, calculation of beneficial conversion feature for convertible debentures and estimating the useful life of its plant and equipment.

b)	Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740- 10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets likely. The Company did not incur any material impact to its financial condition or results of operations due to the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company is subject to U.S federal jurisdiction income tax examinations for the tax years 2006 through 2011. In addition, the Company is subject to state and local income tax examinations for the tax years 2006 through 2011.

c)	Revenue Recognition

The Company’s revenue recognition policies are expected to follow common practice in the manufacturing industry. The Company will record revenue when it is realized, or realizable and earned. The Company considers revenue to be realized, or realizable and earned, when the following revenue recognition requirements will be met: persuasive evidence of an arrangement exists; the products or services have been accepted by the customer via delivery or installation acceptance; the sales price is fixed or determinable; and collectability is probable. For product sales, the Company determines that the earnings process is complete when title, risk of loss and the right to use equipment has transferred to the customer.

d)	Earnings (Loss) Per Share

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the year. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year. There were no common equivalent shares outstanding at November 30, 2012 and 2011 that have been included in dilutive loss per share calculation as the effects would have been anti-dilutive. At November 30, 2012, there were 1,660,000 options and 4,319,000 warrants outstanding, which were convertible into equal number of common shares of the Company.

e)	Fair Values

The Company carries cash, accounts payable and accrued liabilities at their estimated fair values. (See note 3(j))

f)	Research and Product Development

Research and Product Development costs, other than capital expenditures but including acquired research and product development costs, are charged against income in the period incurred.

g)	Stock-Based Compensation

All awards granted to employees and non-employees after November 30, 2005 are valued at fair value by using the Black-Scholes option pricing model and recognized on a straight line basis over the service periods of each award. The Company accounts for equity instruments issued in exchange for the receipt of goods or services from other than employees using the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of a performance commitment or completion of performance by the provider of goods or services. As of November 30, 2012 there was $nil of unrecognized expense related to non-vested stock-based compensation arrangements granted. The total stock-based compensation expense relating to all employees and non employees for the years ended November 30, 2012 and 2011 was $929,365 and $Nil respectively

h)	Foreign Currency

The Company maintains its books, records and banking transactions in U.S. dollars which is its functional and reporting currency. Exchange gains and losses are realized due to the differences in the exchange rate at the transaction date versus the rate in effect at the settlement or balance sheet date. Exchange gains and losses are recorded in the statement of operations.

i)	Comprehensive loss

Comprehensive loss includes all changes in equity (net assets) during a period from non- owner sources. Examples of items to be included in comprehensive loss, which are excluded from net loss, include foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities.

j)	Financial Instruments

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities and convertible debentures.

The Company follows ASC 820-10, “Fair Value Measurements and Disclosures” (ASC 820-10), which among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a three-tier fair value hierarchy has been established, which prioritizes the inputs used in measuring fair value as follows:

• Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Assets that are generally included in this category are cash and cash equivalents comprised of money market funds, restricted cash and short-term investments.

• Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

• Level 3—Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Assets and liabilities measured at fair value as of November 30, 2012 and 2011 are classified below based on the three fair value hierarchy tiers described above:

	Carrying Value	Fair Value
November 30, 2012:
Cash	$232,471	$232,471
Accounts payable and accrued liabilities	150,368	150,368
Convertible debentures	$1,192,639	$1,192,639

	Carrying Value	Fair Value
November 30, 2011:
Cash	$114,835	$114,835
Accounts payable and accrued liabilities	$568,995	568,995
Convertible debentures	867,826	$867,826

Cash has been measured using Level 1 of the Fair Value Hierarchy.

k)	Impairment of Long-lived Assets

Long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of asset less cost to sell.

l)	Concentration of Credit Risk

The Company does not have significant off-balance sheet risk or credit concentration.

m)	Intellectual Property

Four patent applications, one for the electrical mechanism and the other three for the mechanical mechanism of the WEP40, have been filed by the Company with the U.S. Patent Office. The Company has been issued three patents. The first patent is for the collapsible head technology, the second is for the electrical system within the WEP40 and the third is for the attachment system to halt a target through a neuro-muscular-disruption system. Expenditures for patent applications as a result of research activity are not capitalized due to the uncertain value of the benefits that may accrue.

n)	Plant and Equipment

Plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided commencing in the month following acquisition using the following annual rate and method:

Computer equipment	30% declining balance method
Furniture and fixtures	30% declining balance method
Leasehold Improvements	straight line over period of lease
Moulds	20% Straight line over 5 years
o)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, which requires certain additional disclosure requirements about financial instruments and derivatives instruments that are subject to netting arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those periods. The adoption of this update will not have an impact on the financial statements of the Company.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05) , which eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, in December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (ASU 2011-12), which indefinitely defers the requirement in ASU 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The adoption of this new standard did not have a material impact on the financial condition or result of operation.

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350)-Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”), to establish an optional two-step analysis for impairment testing of indefinite-lived intangibles other than goodwill. The standard is effective for financial statements of periods beginning after September 15, 2012, with early adoption permitted. The adoption of this new standard is not expected to have a material impact on the financial condition or result of operation.

In August 2012, the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update) in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, Technical Corrections and Improvements in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Nov. 30, 2012
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES [Text Block]
4.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2012	2011
Accounts payable and accrued liabilities are comprised of the following:

Trade payables	$-	$450,143
Accrued liabilities	150,368	118,852
	$150,368	$568,995

Accrued liabilities relate primarily to professional fees.

CAPITAL STOCK	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
CAPITAL STOCK [Text Block]
5.	CAPITAL STOCK

a)	Authorized
50,000,000 * Common shares, $0.001 par value And 5,000,000 Preferred shares, $0.001 par value

*On March 20, 2013 the Company filed with the Secretary of the State of Delaware a certificate of amendment (the “Amendment”) to the Company’s certificate of incorporation. The Amendment increased the number of authorized shares of the Company’s common stock, par value $0.001, from 50,000,000 to 100,000,000 common shares (see note 13).

The Company’s Articles of Incorporation authorize its Board of Directors to issue up to 5,000,000 shares of preferred stock. The provisions in the Articles of Incorporation relating to the preferred stock allow the directors to issue preferred stock with multiple votes per share and dividend rights which would have priority over any dividends paid with respect to the holders of SDI’s common stock.

b)	Issued

33,273,913 Common shares
c)	Changes to Issued Share Capital

Year ended November 30, 2012

During the three month period ended August 31, 2012, the Company issued 1,484,169 common shares for conversion of convertible debentures having a face value of $411,828 (Convertible Debenture 2) and accrued interest of $33,423. The total debt for $445,251 was converted into 1,484,169 common shares at $0.30 per share.

During the three month period ended August 31, 2012, the Company issued 1,333,333 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $400,000. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

During the three month period ended November 30, 2012, the Company issued 994,380 common shares for conversion of convertible debentures having a face value of $146,500 (Convertible Debenture 1) and accrued interest of $23,076. The total debt for $169,576 was converted into 994,380 common shares.

During the three month period ended November 30, 2012, the Company issued 832,501 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $249,750. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

Three- months ended February 28, 2013

During the three month period ended February 28, 2013 the Company issued 1,801,480 common shares for conversion of Convertible Debentures having a face value of $500,000 and accrued interest of $40,444. The total debt for $540,444 was converted into 1,801,480 common shares at $0.30 per share.

5.	CAPITAL STOCK

a) Authorized
                50,000,000 Common shares, $0.001 par value
And
                5,000,000 Preferred shares, $0.001 par value

The Company’s Articles of Incorporation authorize its Board of Directors to issue up to 5,000,000 shares of preferred stock. The provisions in the Articles of Incorporation relating to the preferred stock allow the directors to issue preferred stock with multiple votes per share and dividend rights which would have priority over any dividends paid with respect to the holders of SDI’s common stock.

b) Issued

           31,472,433 Common shares (2011: 26,828,050 Common shares)

c)	Changes to Issued Share Capital

Year ended November 30, 2012

During the three month period ended August 31, 2012, the Company issued 1,484,169 common shares for conversion of convertible debentures having face value of $411,828 (Convertible debenture 2) and accrued interest of $33,423. The total debt for $445,251 was converted into 1,484,169 common shares at $0.30 per share.

During the three month period ended August 31, 2012, the Company issued 1,333,333 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $400,000. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

During the three month period ended November 30, 2012, the Company issued 994,380 common shares for conversion of convertible debentures having face value of $146,500 (Convertible debenture 1) and accrued interest of $23,076. The total debt for $169,576 was converted into 994,380 common shares.

During the three month period ended November 30, 2012, the Company issued 832,501 shares of common stock to private investors at a price of $0.30 per share for a total consideration of $249,750. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

Year ended November 30, 2011

During the year the Company issued 800,000 shares of common stock to private investors at a price of $0.20 per share. In addition, the Company allotted 150,000 common shares to a subscriber who had subscribed for common shares at $0.20 per share in the prior year. The shares of common stock are restricted securities, as that term is defined in Rule 144 of the Securities and Exchange Commission. The Company relied upon the exemption provided by Section 4(2) of the Securities Act of 1933 in connection with the sale of these securities.

STOCK BASED COMPENSATION	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
STOCK BASED COMPENSATION [Text Block]
6.	STOCK BASED COMPENSATION

Effective October 30, 2006 the Company adopted the following stock option and stock bonus plans.

Incentive Stock Option Plan . The Company’s Incentive Stock Option Plan authorizes the issuance of shares of its Common Stock to persons that exercise options granted pursuant to the Plan. Only employees may be granted options pursuant to the Incentive Stock Option Plan. The option exercise price is determined by its directors but cannot be less than the market price of its common stock on the date the option is granted. The Company has reserved 1,000,000 common shares under this plan. No options have been issued under this plan as at February 28, 2013.

Non-Qualified Stock Option Plan . SDI’s Non-Qualified Stock Option Plan authorizes the issuance of shares of its Common Stock to persons that exercise options granted pursuant to the Plans. SDI’s employees, directors, officers, consultants and advisors are eligible to be granted options pursuant to the Plans, provided however that bona fide services must be rendered by such consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. By a resolution of the Board of Directors, the Company amended this plan to increase the number of common shares available from 2,250,000 to 4,500,000 effective October 10, 2007. The Company further amended its Non-Qualified Stock Option Plan to increase the number of Common Shares available under this plan to 5,000,000 and filed an S-8 registration statement on April 10, 2008.

Stock Bonus Plan . SDI’s Stock Bonus Plan allows for the issuance of shares of common stock to its employees, directors, officers, consultants and advisors. However bona fide services must be rendered by the consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. The Company has reserved 150,000 common shares under this plan. No options have been issued under this plan as at February 28, 2013.

Year ended November 30, 2012

On January 4, 2012, the board of directors granted options to three directors to acquire a total of 775,000 common shares, one officer to acquire 20,000 common shares and two consultants to acquire a total of 110,000 common shares. The 905,000 options were issued at an exercise price of $0.13 per share and vest immediately with an expiry term of four years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Stock-based compensation cost	$113,292

On September 19, 2012 the board of directors approved the cancellation of all the 905,000 options issued on January 4, 2012, as detailed above and to be exchanged into 905,000 warrants on terms identical to the terms of the existing stock options in the Company. The cancellation of 905,000 options and issuance of 905,000 warrants in lieu thereof was effective October 8, 2012.

On March 9, 2012, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to Elad, Ilan Shalev and Haim Danon (being principals of Elad) were exchanged into warrants on terms identical to the terms of the existing stock options in the Company. The Company thus cancelled 850,000 options having an exercise price of $0.25 per common share and expiring on June 30, 2014 and issued 850,000 warrants at exercise price of $0.25 per common share and expiring June 30, 2014.

On October 3, 2012, the board of directors granted options to two consultants to acquire 100,000 common shares each for a total of 200,000 common shares. The 200,000 options were issued at an exercise price of $0.42 per share and vest immediately with an expiry term of three years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.50%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Stock-based compensation cost	$77,096

On October 26, 2012, the board of directors granted options to one director to acquire a total of 1,000,000 common shares and to another director to acquire 100,000 common shares for a total of 1,100,000 options. These 1,100,000 options were issued at an exercise price of $0.45 per share and vest immediately with an expiry term of four years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.65%
Expected dividends	0%
Forfeiture rate	0%
Volatility	217.15%
Market price of Company’s common stock on date of grant of options	$0.50
Stock-based compensation cost	$534,905

As of November 30, 2012 there was $Nil of unrecognized expense related to non-vested stock-based compensation arrangements granted.

Three months ended February 28, 2013

The Company did not issue any options during the three month period ended February 28, 2013

As of February 28, 2013 there was $Nil of unrecognized expense related to non-vested stock-based compensation arrangements granted.

6.	STOCK BASED COMPENSATION

Effective October 30, 2006 the Company adopted the following stock option and stock bonus plans.

Incentive Stock Option Plan . The Company’s Incentive Stock Option Plan authorizes the issuance of shares of its Common Stock to persons that exercise options granted pursuant to the Plan. Only employees may be granted options pursuant to the Incentive Stock Option Plan. The option exercise price is determined by its directors but cannot be less than the market price of its common stock on the date the option is granted. The Company has reserved 1,000,000 common shares under this plan. No options have been issued under this plan as at November 30, 2012.

Non-Qualified Stock Option Plan . SDI’s Non-Qualified Stock Option Plan authorizes the issuance of shares of its Common Stock to persons that exercise options granted pursuant to the Plans. SDI’s employees, directors, officers, consultants and advisors are eligible to be granted options pursuant to the Plans, provided however that bona fide services must be rendered by such consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. By a resolution of the Board of Directors, the Company amended this plan to increase the number of common shares available under this plan from 2,250,000 to 4,500,000 effective October 10, 2007. The Company further amended its Non-Qualified Stock Option Plan to increase the number of Common Shares available under this plan to 5,000,000 and filed an S-8 registration statement on April 10, 2008.

Stock Bonus Plan . SDI’s Stock Bonus Plan allows for the issuance of shares of common stock to its employees, directors, officers, consultants and advisors. However bona fide services must be rendered by the consultants or advisors and such services must not be in connection with the offer or sale of securities in a capital-raising transaction. The Company has reserved 150,000 common shares under this plan. No options have been issued under this plan as at November 30, 2012.

Year ended November 30, 2012

On January 4, 2012, the board of directors granted options to three directors to acquire a total of 775,000 common shares, one officer to acquire 20,000 common shares and two consultants to acquire a total of 110,000 common shares. The 905,000 options were issued at an exercise price of $0.13 per share and vest immediately with an expiry term of four years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Stock-based compensation cost	$113,292

On September 19, 2012 the board of directors approved the cancellation of all the 905,000 options issued on January 4, 2012, as detailed above and to be exchanged into 905,000 warrants on terms identical to the terms of the existing stock options in the Company. The cancellation of 905,000 options and issuance of 905,000 warrants in lieu thereof was effective October 8, 2012.

On March 9, 2012, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to Elad, Ilan Shalev and Haim Danon (being principals of Elad) were exchanged into warrants on terms identical to the terms of the existing stock options in the Company. The Company thus cancelled 850,000 options having an exercise price of $0.25 per common share and expiring on June 30, 2014 and issued 850,000 warrants at exercise price of $0.25 per common share and expiring June 30, 2014.

On October 3, 2012, the board of directors granted options to two consultants to acquire 100,000 common shares each for a total of 200,000 common shares. The 200,000 options were issued at an exercise price of $0.42 per share and vest immediately with an expiry term of three years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.50%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Stock-based compensation cost	$77,096

On October 26, 2012, the board of directors granted options to one director to acquire a total of 1,000,000 common shares and to another director to acquire 100,000 common shares for a total of 1,100,000 options. These 1,100,000 options were issued at an exercise price of $0.45 per share and vest immediately with an expiry term of four years. The fair value of each option used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.65%
Expected dividends	0%
Forfeiture rate	0%
Volatility	217.15%
Market price of Company’s common stock on date of grant of options	$0.50
Stock-based compensation cost	$534,905

As of November 30, 2012 there was $Nil of unrecognized expense related to non-vested stock-based compensation arrangements granted.

Year ended November 30, 2011

The Company did not issue any stock options during the year ended November 30, 2011

The following table summarizes the options outstanding under its Non-Qualified Stock Option Plan:

	Number of shares
	2012	2011

Outstanding, beginning of year	1,450,000	1,450,000
Granted	2,205,000	-
Expired	(40,000)	-
Exercised	-	-
Forfeited	-	-
Cancelled*	(1,955,000)	-
Outstanding, end of year	1,660,000	1,450,000
Exercisable, end of year	1,660,000	1,450,000

* Includes 1,755,000 options which were cancelled and exchanged for 1,755,000 warrants on terms identical to the terms of the existing stock options in the Company. Includes 200,000 options cancelled on the resignation of two directors.

		Option price	Number of shares
Expiry date		per share	2012
April 11, 2013		$0.50	150,000
June 30, 2014		$0.25	175,000
June 15, 2015		$0.20	35,000
October 2, 2015		$0.42	200,000
October 25, 2016		$0.45	1,100,000

TOTAL			1,660,000

Weighted average exercise price:
Options outstanding at end of year	$		0.42
Options granted during the year			0.32
Options exercised during the year			-
Options expired during the year			0.50
Options cancelled during the year			0.19

	Option price	Number of shares
Expiry date	per share	2011
January 29, 2012	$0.50	40,000
April 11, 2013	$0.50	150,000
June 30, 2014	$0.25	1,025,000
June 15, 2015	$0.20	100,000
September 30, 2015	$0.20	135,000

TOTAL		1,450,000

Weighted average exercise price:
Options outstanding at end of year		$0.27
Options granted during the year		$-
Options exercised during the year		$-
Options expired during the year		$-
Options cancelled during the year		$-

The weighted average remaining contractual term of the total outstanding, and the total exercisable options under the Non-Qualified Stock Option Plan were as follows:

	2012	2011
	(Years)	(Years)
Total outstanding options	3.2	2.6
Total exercisable options	3.2	2.6

STOCK PURCHASE WARRANTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
STOCK PURCHASE WARRANTS [Text Block]
7.	STOCK PURCHASE WARRANTS

Year ended November 30, 2012

On January 4, 2012, the board of directors issued warrants to a Company in which the Chief Operating officer has an interest in, to acquire a total of 800,000 common shares. These warrants were issued at an exercise price of $0.13 per share with an expiry term of four years. The Company expensed stock based compensation cost of $100,148. The fair value each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

On March 9, 2012, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to Elad, Ilan Shalev and Haim Danon (being principals of Elad) were exchanged into warrants on terms identical to the terms of the existing stock options in the Company. The Company thus cancelled 850,000 options having an exercise price of $0.25 per common share and expiring on June 30, 2014 and issued 850,000 warrants at exercise price of $0.25 per common share and expiring June 30, 2014 (see note 6)

On August 9, 2012, the board of directors issued warrants to a Company owned and controlled by a director, to acquire a total of 400,000 common shares. These warrants were issued at an exercise price of $0.20 per share with an expiry term of four years. The Company expensed stock based compensation cost of $75,013. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

On October 3, 2012, the board of directors issued warrants to a consultant, to acquire a total of 75,000 common shares. These warrants were issued at an exercise price of $0.42 per share with an expiry term of three years. The Company expensed stock based compensation cost of $28,911. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

On September 19, 2012 the board of directors approved the cancellation of 905,000 options issued on January 4, 2012, to be exchanged into 905,000 warrants on terms identical to the terms of the existing stock options in the Company. The cancellation of 905,000 options and issuance of 905,000 warrants in lieu thereof was effective October 8, 2012 (see note 6).

Three months ended February 28, 2013

On January 30, 2013, the board of directors granted 100,000 warrants as an incentive to a lender who provided a working capital loan of $200,000. These warrants were issued at an exercise price of $0.50 per share and vest immediately with an expiry term of two years. The fair value of incentive warrants used for the purpose of estimating the stock compensation is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.35%
Expected dividends	0%
Forfeiture rate	0%
Volatility	187.87%
Market price of Company’s common stock on date
of grant of options	$0.47
Compensation expense	$38,183

7.	STOCK PURCHASE WARRANTS

Year ended November 30, 2012

On January 4, 2012, the board of directors issued warrants to a Company in which the Chief Operating officer has an interest in, to acquire a total of 800,000 common shares. These warrants were issued at an exercise price of $0.13 per share with an expiry term of four years. The Company expensed stock based compensation cost of $100,148. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

On March 9, 2012, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to Elad, Ilan Shalev and Haim Danon (being principals of Elad) were exchanged into warrants on terms identical to the terms of the existing stock options in the Company. The Company thus cancelled 850,000 options having an exercise price of $0.25 per common share and expiring on June 30, 2014 and issued 850,000 warrants at exercise price of $0.25 per common share and expiring June 30, 2014 (see note 6)

On August 9, 2012, the board of directors issued warrants to a Company owned and controlled by a director, to acquire a total of 400,000 common shares. These warrants were issued at an exercise price of $0.20 per share with an expiry term of four years. The Company expensed stock based compensation cost of $75,013. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

On October 3, 2012, the board of directors issued warrants to a consultant, to acquire a total of 75,000 common shares. These warrants were issued at an exercise price of $0.42 per share with an expiry term of three years. The Company expensed stock based compensation cost of $28,911. The fair value of each warrant used for the purpose of estimating the compensation expense is calculated using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

On September 19, 2012 the board of directors approved the cancellation of 905,000 options issued on January 4, 2012, to be exchanged into 905,000 warrants on terms identical to the terms of the existing stock options in the Company. The cancellation of 905,000 options and issuance of 905,000 warrants in lieu thereof was effective October 8, 2012. (See note 6)

Year ended November 30, 2011

The Company did not issue any stock purchase warrants during the year ended November 30, 2011

	Number of
	Warrants	Exercise	Expiry
	Granted	Prices	Date
		$
Outstanding at November 30, 2010 and average exercise price	1,289,000	0.22
Granted in year 2011	-	-
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2011 and average exercise price	1,289,000	0.22
Granted in year 2012	800,000	0.13	1/4/2016
Granted in year 2012*	850,000	0.25	6/30/2014
Granted in year 2012	400,000	0.20	8/9/2016
Granted in year 2012	75,000	0.42	10/2/2015
Granted in year 2012*	905,000	0.13	1/4/2016
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2012 and average exercise price	4,319,000	0.19

Exercisable at November 30, 2012	4,319,000	0.19
Exercisable at November 30, 2011	1,289,000	0.22

* Total of 1,755,000 options were cancelled and exchanged for 1,755,000 warrants on terms identical to the terms of the existing stock options in the Company

The weighted average remaining contractual term of the total outstanding, and the total exercisable warrants were as follows:

	2012	2011
	(Years)	(Years)
Total outstanding warrants	2.8	3.9
Total exercisable warrants	2.8	3.9

RELATED PARTY TRANSACTIONS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
RELATED PARTY TRANSACTIONS [Text Block]
8.	RELATED PARTY TRANSACTIONS

The following transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Three months ended February 28, 2013

The directors were compensated as per their consulting agreements with the Company. The Company expensed a total of $73,800 as management fees to its three directors and expensed a total of $1,800 as automobile allowance.

The Company expensed $6,610 for services provided by the CFO of the Company and $60,000 for services provided by a corporation in which the Chief Operating Officer has an interest.

The Company reimbursed $44,759 to directors and officers for travel and entertainment expenses incurred for the Company.

Three months ended February 29, 2012

The directors were compensated as per their consulting agreements with the Company. The Company expensed a total of $54,000 as management fees to its three directors and expensed a total of $1,200 as automobile allowance.

On January 4, 2012, the board of directors granted options to three directors to acquire a total of 775,000 common shares and one officer to acquire 20,000 common shares. All these 795,000 options were issued at an exercise price of $0.13 per share and vest immediately with an expiry term of four years. The Company expensed stock based compensation cost of $99,522 for these options.

The Company expensed $5,000 for services provided by the CFO of the Company and $30,000 for services provided by a corporation in which the Chief Operating Officer has an interest.

The Company reimbursed $36,574 to directors and officers for travel and entertainment expenses incurred for the Company.

8.	RELATED PARTY TRANSACTIONS

The following transactions are in the normal course of operations and are measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

Year ended November 30, 2012

The directors were compensated as per their consulting agreements with the Company. The Company expensed a total of $272,400 as Management fees for payment to its three directors and expensed a total of $6,600 as automobile allowance.

On January 4, 2012, the board of directors granted options to three directors to acquire a total of 775,000 common shares and one officer to acquire 20,000 common shares. All these 795,000 options were issued at an exercise price of $0.13 per share and vest immediately with an expiry term of four years. The Company expensed stock based compensation cost of $99,522 for these options.

On January 4, 2012, the board of directors issued warrants to a Company in which the Chief Operating officer has an interest in, to acquire a total of 800,000 common shares. These warrants were issued at an exercise price of $0.13 per share with an expiry term of four years. The Company expensed stock based compensation cost of $100,148.

On August 9, 2012, the board of directors issued warrants to a Company owned and controlled by a director, to acquire a total of 400,000 common shares. These warrants were issued at an exercise price of $0.20 per share with an expiry term of four years. The Company expensed stock based compensation cost of $75,013.

On October 26, 2012, the board of directors granted options to one director to acquire a total of 1,000,000 common shares and to another director to acquire 100,000 common shares for a total of 1,100,000 options. These 1,100,000 options were issued at an exercise price of $0.45 per share and vest immediately with an expiry term of four years. The Company expensed stock based compensation cost of $534,905 for these options.

The Company expensed $35,300 for services provided by the CFO of the Company and $240,000 for services provided by a Company in which the Chief Operating Officer has an interest.

The Company reimbursed $173,111 to directors and officers for travel and entertainment expenses incurred for the Company.

Year ended November 30, 2011

The Company expensed a total of $79,000 as Management fee for payment to its two directors for the year ended November 30, 2011.

The Company expensed $23,808 for services provided by the CFO of the Company and $99,200 for services provided by COO of the Company.

The Company reimbursed $69,153 to directors and officers for travel and entertainment expenses incurred for the Company.

PLANT AND EQUIPMENT	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
PLANT AND EQUIPMENT [Text Block]
4.	PLANT AND EQUIPMENT

Plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided commencing in the month following acquisition using the following annual rate and method:

Computer equipment	30%	declining balance method
Furniture and Fixtures	30%	declining balance method
Leasehold Improvements Moulds	20%	straight line over period of lease straight line over 5 years

	February 28, 2013		November 30, 2012
		Accumulated		Accumulated
	Cost	Amortization	Cost	Amortization
	$	$	$	$

Computer equipment	37,573	29,241	37,573	28,565
Furniture and fixtures	18,027	12,713	18,027	12,282
Leasehold Improvements	8,252	8,252	8,252	8,252
Moulds	142,140	18,952	142,140	11,845
	205,992	69,158	205,992	60,944

Net carrying amount		$136,834		$145,048

Amortization expense		$8,214 (3 months)		20,585 (12 months)

9.	PLANT AND EQUIPMENT

Plant and equipment are recorded at cost less accumulated depreciation.

		Nov 30, 2012		Nov 30, 2011
			Accumulated		Accumulated
		Cost	Amortization	Cost	Amortization
		$	$	$	$
Computer equipment		37,573	28,565	35,211	24,873
Furniture and fixtures		18,027	12,282	15,310	10,985
Leasehold Improvements		8,252	8,252	8,252	4,501
Moulds		142,140
			11,845
		205,992	60,944	58,773	40,359

Net carrying amount	$		145,048		$18,414
Amortization expense	$		20,585		$10,786

INCOME TAXES	12 Months Ended
Nov. 30, 2012
INCOME TAXES [Text Block]
10.	INCOME TAXES

The Company has certain non-capital losses of approximately $12,453,120 (2011: $11,387,337) available, which can be applied against future taxable income and which expire as follows:

2025	$188,494
2026	$609,991
2027	$1,731,495
2028	$3,174,989
2029	$2,792,560
2030	$2,044,857
2031	$854,218
2032	$1,056,516
$12,453,120

Reconciliation of statutory tax rate to the effective income tax rate is as follows:

Federal statutory income tax rate	35.0%
Deferred tax asset valuation allowance	(35.0)%
Effective rate	(0.0)%

Deferred tax asset components as of November 30, 2012 and 2011 are as follows:

	2012	2011
Operating losses available to offset future income-taxes	$12,453,120	$11,387,337

Expected Income tax recovery at statutory rate of 35% (2011: 35.0%)	$(4,358,592)	$(3,985,568)
Valuation Allowance	$4,358,592	$3,985,568
Net deferred tax assets	-	-

As the company is in the development stage and has not yet earned any revenue, it has provided a 100 per cent valuation allowance on the net deferred tax asset as of November 30, 2012 and 2011.

COMMITMENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
COMMITMENTS [Text Block]
9.	COMMITMENTS

a) Consulting agreements:

The directors of the Company executed consulting agreements with the Company on the following terms:

Effective January 1, 2013, SDI executed an agreement with a director to pay compensation for $5,000 per month. The agreement expires June 30, 2013. Either party may terminate the consulting agreement by giving 30 days written notice.

Effective January 1, 2013, SDI executed an agreement with a Company in which a director has an interest in, for a period of two years to pay compensation of $8,500 per month with a 5% increase on the first anniversary date for services rendered. Either party may terminate the consulting agreement by giving 30 days written notice.

Agreement with the Chief Executive Officer to pay compensation of $12,000 per month, with an annual 5% increase and a car allowance of $600 per month. The agreement expires December 31, 2016. The monthly remuneration will increase with accomplishment of milestones. The agreement may be terminated with mutual consent or by the Chief Executive Officer giving three weeks notice.

Effective October 4, 2012, SDI executed an agreement with a Company in which the Chief Operating Officer has an interest in, for a period of two years which expires September 30, 2014 for services rendered. The total consulting fees are estimated at $480,000 for the two year period. The Company expensed $60,000 during the three month period ended February 28, 2013. The Company may also accept common shares at $0.45 per common share in lieu of cash. As of November 30, 2012, the Company has not exercised its right to accept this compensation in shares.

SDI entered into an agreement (the “Teaming Agreement”) dated November 30, 2011 with Chemring Ordnance, Inc. (“Chemring”) pursuant to which both agreed to establish a co- operative and supportive team to develop the best marketing, management and technical approach for the worldwide manufacture and sale of 40mm less that blunt trauma ammunition. The Teaming Agreement provides for SDI and Chemring to create a team for the purpose of preparing competitive, cost effective proposals in response to requests for proposals and obtaining and performing any contracts that result therefrom.

Pursuant to the Teaming Agreement, if a contract is awarded, each of SDI and Chemring will perform the work to be done by it as specified in the Teaming Agreement and will share the revenue as set out in the Teaming Agreement. Either party who initiated the proposal that led to the contract will be the prime contact for that customer. Upon a contract being awarded to either SDI or Chemring, it will subcontract with the other for the other’s share of the work. In accordance with the Teaming Agreement, the BIP ammunition sold will have Chemring’s branding unless otherwise agreed by the parties.

The Teaming Agreement will terminate on December 20, 2016. The Teaming Agreement may also expire if a time period of two years from the effective date of the agreement passes without a bona fide arms length contract being executed and delivered with respect to BIP ammunition. It will also terminate if either party is in material breach of the Agreement or a subcontract that hasn’t been resolved, if any required governmental licenses or approvals or permits are revoked, in the event of a debarment or suspension of a party at the option of the other party, and by the mutual written agreement of the parties.

The Company entered into a Development, Supply and Manufacturing Agreement with the BIP Manufacturer on July 25, 2012. This Agreement provides the Company to order and purchase only from the BIP Manufacturer certain 40MM assemblies and components for use by the Company to produce less-lethal and training projectiles as described in the Agreement. The Agreement is for a term of five years with an automatic extension for an additional year if neither party has given written notice of termination prior to the end of the five year period.

Effective January 1, 2013, SDI executed an agreement with a non-related consultant to pay compensation of $7,000 per month. The consultant is to assist with sales initiatives, demos and participate in trade shows. The agreement is for a period of one year. Either party may terminate the consulting agreement by giving 30 days written notice.

Effective January 1, 2013, SDI executed an agreement with another non-related consultant to pay compensation of $7,000 per month. The consultant is to assist with sales initiatives, demos and participate in trade shows. The agreement is for a period of one year. Either party may terminate the consulting agreement by giving 30 days written notice.

11.	COMMITMENTS

a) Consulting agreements:

The directors of the Company executed consulting agreement with the Company on the following terms:

Agreement with a director to pay compensation for $5,000 per month. The agreement was renewed for $5,000 per month effective January 1, 2013 (see Note 16)

Agreement with a director to pay compensation for $7,000 per month. The agreement expires December 31, 2012.

Agreement with the Chief Executive Officer to pay compensation for $12,000 per month, with an annual 5% increase and a car allowance for $600 per month. The agreement expires December 31, 2016. The monthly remuneration will increase with accomplishment of milestones. The agreement may be terminated with mutual consent or by the Chief Executive Officer giving three weeks notice.

Effective October 4, 2012, SDI executed an agreement with a Company in which the Chief Operating Officer has an interest in, for a period of two years which expires September 30, 2014 for services rendered. The total consulting fees are estimated at $480,000 for the two year period. The Company expensed $60,000 during the year ended November 30, 2012. The Company may also accept common shares at $0.45 per common share in lieu of cash. As of November 30, 2012, the Company has not exercised its right to accept this compensation in shares.

SDI entered into an agreement (the “Teaming Agreement”) dated November 30, 2011 with Chemring Ordnance, Inc. (“Chemring”) pursuant to which both agreed to establish a co-operative and supportive team to develop the best marketing, management and technical approach for the worldwide manufacture and sale of 40mm less that blunt trauma ammunition. The Teaming Agreement provides for SDI and Chemring to create a team for the purpose of preparing competitive, cost effective proposals in response to requests for proposals and obtaining and performing any contracts that result therefrom.

Pursuant to the Teaming Agreement, if a contract is awarded, each of SDI and Chemring will perform the work to be done by it as specified in the Teaming Agreement and will share the revenue as set out in the Teaming Agreement. One of them who initiated the proposal that led to the contract will be the prime contact for that customer. Upon a contract being awarded to either SDI or Chemring, it will subcontract with the other for the other’s share of the work. In accordance with the Teaming Agreement, the BIP ammunition sold will have Chemring’s branding unless otherwise agreed by the parties.

The Teaming Agreement will terminate on December 20, 2016. The Teaming Agreement may also expire if a time period of two years from the effective date of the agreement passes without a bona fide arms length contract being executed and delivered with respect to BIP ammunition. It will also terminate if either party is in material breach of the Agreement or a subcontract that hasn’t been resolved, if any required governmental licenses or approvals or permits are revoked, in the event of a debarment or suspension of a party at the option of the other party, and by the mutual written agreement of the parties.

The Corporation entered into a Development, Supply and Manufacturing Agreement with the BIP Manufacturer on July 25, 2012. This Agreement provides for the Corporation to order and purchase only from the BIP Manufacturer certain 40MM assemblies and components for use by the Corporation to produce less-lethal and training projectiles as described in the Agreement. The Agreement is for a term of five years with an automatic extension for an additional year if neither party has given written notice of termination prior to the end of the five-year.

SEGMENT DISCLOSURES	12 Months Ended
Nov. 30, 2012
SEGMENT DISCLOSURES [Text Block]
12.	SEGMENT DISCLOSURES

The Company, after reviewing its reporting systems, has determined that it has one reportable segment and geographic segment. The Company’s operations are all related to the research and product development for its wireless electric ammunition, as well as its blunt impact projectile. All assets of the business are located in Canada except for plant and equipment comprising of moulds for $130,295 which is located in the United States of America.

CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS [Text Block]
10.	CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS

The carrying values of the Company’s convertible debentures consist of the following as of February 28, 2013:

Carrying
Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$170,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	170,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	206,607
Total	$696,607

$320,000 Face Value Convertible Debenture

During the year ended November 30, 2011 the Company issued $731,828 face value Convertible Debentures, due June 30 2014 (“Convertible Debentures 2”), to various investors (“Investors”) for net proceeds of $731,828. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

During the quarter ended August 31, 2012, $411,828 face value Convertible Debentures along with accrued interest for $33,423 were converted into 1,484,169 common shares at $0.30 per share, leaving a balance of $320,000 face value Convertible Debentures (“Convertible Debentures 2”).

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$170,000 Face Value Convertible Debenture

During the nine month period ended August 31, 2012 the Company issued $670,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 4”), to various investors (“Investors”) for net proceeds of $670,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

During the quarter ended February 28, 2013, $500,000 face value Convertible debentures along with accrued interest for $40,444 were converted into 1,801,480 common shares at $0.30 per share, leaving a balance of $170,000 face value Convertible debentures (“Convertible Debentures 4”).

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$240,000 Face Value Convertible Debenture

During the quarter ended February 29, 2012 the Company issued $240,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 5”), to various investors (“Investors”) for net proceeds of $240,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”).

The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

Accounting for the Financings:

The Company has evaluated the terms and conditions of the convertible debentures under the guidance of ASC 815, Derivatives and Hedging. The conversion features meet the definition of conventional convertible for purposes of applying the conventional convertible exemption. The definition of conventional convertible contemplates a limitation on the number of shares issuable under the arrangement. In the case of Convertible Debentures 2, 4 and 5 the instrument is convertible into a fixed number of shares. Although this instrument contains a down-round protection feature, it was determined to be insignificant and did not preclude characterization as conventional convertible. Since the Convertible Debentures achieved the conventional convertible exemption, the Company was required to consider whether the hybrid contracts embody a beneficial conversion feature. In the case of Convertible Debenture5, the calculation of the effective conversion amount resulted in a beneficial conversion feature. However, in the case of Convertible Debentures 2 and 4 the calculation of the effective conversion amount did not result in a beneficial conversion feature. At inception, the Company recorded a beneficial conversion feature for Convertible Debenture 5 as a component of stockholders’ equity.

The optional redemption feature embedded in Convertible Debentures 2, 4 and 5 were not considered clearly and closely related to the host debt instrument. The Company analyzed the down-round protection feature, which expires 45 days from the inception date of the financing. The Company determined that there were no contemplated financings during this time period that would trigger the down-round protection feature. Given the feature’s short-term nature and the unlikelihood of a triggering event occurring, the down-round protection feature was deemed immaterial at inception and thus does not require bifurcation and liability classification.

The purchase price allocation for Convertible Debenture 5 resulted in a debt discount of $50,000 respectively. The discount on the debenture is being amortized through periodic charges to interest expense over the term of the debenture using the effective interest method.

13.	CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS

The carrying values of the Company’s convertible debentures consist of the following as of November 30, 2012:

Carrying Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$670,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	670,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	202,639
Total	$1,192,639

$320,000 Face Value Convertible Debenture

During the year ended November 30, 2011 the Company issued $731,828 face value Convertible debentures, due June 30 2014 (“Convertible Debentures 2”), to various investors (“Investors”) for net proceeds of $731,828. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

During the quarter ended August 31, 2012, $411,828 face value Convertible debentures along with accrued interest for $33,423 were converted into 1,484,169 common shares at $0.30 per share, leaving a balance of $320,000 face value Convertible debentures (“Convertible Debentures 2”).

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$670,000 Face Value Convertible Debenture

During the nine month period ended August 31, 2012 the Company issued $670,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 4”), to various investors (“Investors”) for net proceeds of $670,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”). The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

$240,000 Face Value Convertible Debenture

During the quarter ended February 29, 2012 the Company issued $240,000 face value Convertible debentures, due January 16, 2012 (“Convertible Debentures 5”), to various investors (“Investors”) for net proceeds of $240,000. The Debenture accrues interest at 8% per annum. The principal is payable at maturity whereas the interest is payable annually in arrears on each anniversary of the issuance date. The principal may be converted in multiples of $1,000 into common stock at the option of the Investor at any time during the term to maturity. The conversion prices are (i) $0.30 on or before the first anniversary of the debenture; (ii) $0.35 on or before the second anniversary of the debenture; and (iii) $0.40 after the second anniversary of the issuance of the debenture and maturity. The conversion prices are subject to adjustment solely for capital reorganization events.

The debenture provides down-round protection to the Investor in the event the Company issues rights, options or warrants to all or substantially all the holders of the Common Shares pursuant to which those holders are entitled to subscribe for, purchase or otherwise acquire Common Shares or Convertible Securities within a period of 45 days from the date of issue (the “Rights Period”) at a price, or at a conversion price, of less than 90% of the Current Market Price at the record date for such distribution (any such issuance being a “Rights Offering” and Common Shares that may be acquired in exercise of the Rights Offering, or upon conversion of the Convertible Securities offered by the Rights Offering, being the “Offered Shares”).

The debenture also embodies certain traditional default provisions that are linked to credit or interest risks, such as bankruptcy proceedings, liquidation events and corporate existence. In the event of a reorganization, consolidation, merger, or a sale of all or substantially all of the assets, the Company has the option to redeem the debenture at (i) $1,250 per $1,000 of Principal Sum, if occurring on or before the first anniversary of issuance; (ii) $1,125 per $1,000 of Principal Sum if occurring after the first anniversary and prior to the second anniversary of issuance; and (iii) $1,050 per $1,000 of Principal Sum if occurring after the second anniversary of issuance and prior to the end of the term.

Accounting for the Financings:

The Company has evaluated the terms and conditions of the convertible debentures under the guidance of ASC 815, Derivatives and Hedging. The conversion features meet the definition of conventional convertible for purposes of applying the conventional convertible exemption. The definition of conventional contemplates a limitation on the number of shares issuable under the arrangement. In the case of Convertible Debentures 2, 4 and 5 the instrument is convertible into a fixed number of shares. Although this instrument contains a down-round protection feature, it was determined to be insignificant and did not preclude characterization as conventional convertible. Since the Convertible Debentures achieved the conventional convertible exemption, the Company was required to consider whether the hybrid contracts embody a beneficial conversion feature. In the case of Convertible Debenture5, the calculation of the effective conversion amount resulted in a beneficial conversion feature. However, in the case of Convertible Debentures 2 and 4 the calculation of the effective conversion amount did not result in a beneficial conversion feature. At inception, the Company recorded a beneficial conversion feature for Convertible Debenture 5 as a component of stockholder’s equity.

The optional redemption feature embedded in Convertible Debentures 2, 4 and 5 were not considered clearly and closely related to the host debt instrument. The Company analyzed the down-round protection feature, which expires 45 days from the inception date of the financing. The Company determined that there were no contemplated financings during this time period that would trigger the down-round protection feature. Given the feature’s short-term nature and the unlikelihood of a triggering event occurring, the down-round protection feature was deemed immaterial at inception and thus does not require bifurcation and liability classification.

The purchase price allocation for Convertible Debenture 5 resulted in a debt discount of $50,000 respectively. The discount on the debenture is being amortized through periodic charges to interest expense over the term of the debenture using the effective interest method.

DEFERRED COSTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
DEFERRED COSTS [Text Block]
11.	DEFERRED COSTS

The balance represents the corporate finance fees and retainer given to an agent to commence due diligence and processing of public offering. These costs have been deferred and upon completion of this transaction a charge will be made to share capital.

14.	DEFERRED COSTS

This represents the corporate finance fees and retainer given to an agent to commence due diligence and processing of public offering. This cost has been deferred and upon completion of this transaction a charge was made to share capital.

LOAN FROM NON- RELATED PARTY	3 Months Ended
Feb. 28, 2013
LOAN FROM NON- RELATED PARTY [Text Block]
12.	LOAN FROM NON- RELATED PARTY

On January 30, 2013, the Company obtained an unsecured loan of $200,000 for general working capital purposes (“Working Capital Loan”). The Working Capital Loan proceeds will be used for general working capital purposes and the Working Capital Loan, together with interest at 6% per annum, accrued and calculated daily, plus $12,000 will be repaid on the earlier of July 30, 2013 and demand. The Company has accrued interest for $12,756 for the period ended February 28, 2013. The Company also granted 100,000 warrants to the lender as bonus consideration for the loan. These warrants were issued at an exercise price of $0.50 per share and vest immediately with an expiry term of two years.

SETTLEMENT OF ACCOUNTS PAYABLE	12 Months Ended
Nov. 30, 2012
SETTLEMENT OF ACCOUNTS PAYABLE [Text Block]
15.	SETTLEMENT OF ACCOUNTS PAYABLE

On November 30, 2009, the Company entered into a Memorandum of Understanding (“MOU”) with its former research and development services contractor Elad Engineering Ltd. (“Elad’) to settle their liability. On March 13, 2012, the Company entered into a definitive agreement with Elad to settle the accounts payable. Elad had previously performed services for the development of a less-than-lethal-electric-projectile and blunt impact projectile. At the date of the settlement agreement, the Company owed Elad $315,143.The Company and Elad agreed to irrevocably waive and release each other from any claim, demand or action in connection with services provided, upon payment of $100,000 by the Company to Elad no later than March 20, 2012. In addition, all of the issued and outstanding stock options for common shares in the Company’s capital stock previously issued to the principals of Elad are to be exchanged into warrants on terms identical to the terms of the existing stock options (see note 7). The $100,000 payment was made on March 20, 2012.

The Company recorded the reduction of the payable in the amount of $215,143 as recovery of research and development product development cost. This was measured as the difference between the amount payable to Elad and the settlement amount.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
SUBSEQUENT EVENTS [Text Block]
13.	SUBSEQUENT EVENTS

a) Increase in Authorized Share Capital

On March 20, 2013 the Company filed with the Secretary of the State of Delaware a certificate of amendment (the “Amendment”) to the Company’s certificate of incorporation. The Amendment increased the number of authorized shares of the Company’s common stock, par value $0.001, from 50,000,000 to 100,000,000 common shares. The Amendment was approved by the shareholders of the Company on March 15, 2013 at the annual meeting of shareholders.

b) Working Capital loan

On March 14, 2013, the Company borrowed from a director $100,000 for general working capital purposes (“Working Capital Loan”). The Working Capital Loan proceeds will be used for general working capital purposes and the Working Capital Loan, together with interest at 6% per annum, accrued and calculated daily, plus $6,000 will be repaid on the earlier of July 30, 2013 and demand. The Company also granted 50,000 warrants to the director as an incentive consideration for the loan. These warrants were issued at an exercise price of $0.50 per share and vest immediately with an expiry term of two years. The estimated fair value of these warrants is $15,637, which will be expensed in the second quarter of 2013.

c) Lease of office premises

The Company executed a lease in Oakville, Ontario, Canada for a period of five years commencing May 1, 2013. The annual rental is $39,134 plus utilities and taxes

16.	SUBSEQUENT EVENTS

a) Consulting agreements:

Effective January 1, 2013, SDI executed an agreement with a director to pay compensation for $5,000 per month. The agreement expires June 30, 2013. Either party may terminate the consulting agreement by giving 30 days written notice.

Effective January 1, 2013, SDI executed an agreement with a Company in which a director has an interest in, for a period of two years to pay compensation of $8,500 per month with a 5% increase on the first anniversary date for services rendered. Either party may terminate the consulting agreement by giving 30 days written notice.

b) Issue of warrants

On January 30, 2013, SDI borrowed CDN $200,000 for general working capital purposes (the “Working Capital Loan”) with interest of 6% per annum repayable on the earlier of demand for repayment by lender or July 30, 2013. The lender received bonus warrants to purchase 100,000 common shares at an exercise price of CDN $0.50. The warrants expire 24 months from the date of receipt of funds

c) Conversion of convertible debentures to common shares

On January 23, 2013 SDI converted $500,000 convertible debt plus accrued interest into 1,801,480 common shares.

d) Prospectus

On February 21, 2013 the Company filed a preliminary prospectus in Canada (Ontario, Alberta and British Columbia) to raise gross proceeds of CDN $3,000,000 by issue of 750,000,000 common shares (the “Offering”) in accordance with the terms of the prospectus. Macquarie Private Wealth Inc. is acting as an agent for services rendered in connection with the Offering. The Company will pay the Agent a cash commission (the “Agent’s Fee”) equal to 9.0% of the gross proceeds of the Offering, plus an option (the “Agent’s Option”) to acquire Common Shares equal to 9.0% of the Common Shares placed by the Agent at an exercise price equal to the Offering Price for a period of 24 months from the date of the Offering. The Corporation will pay to the Agent a corporate finance fee in the amount of CDN$35,000 plus applicable taxes for services rendered in connection with the Offering. The Agent will also be reimbursed for its reasonable expenses in connection with the Offering. The prospectus will also serve as a listing application for the Company’s shares to be listed on the TSX Venture Exchange.

RESEARCH AND PRODUCT DEVELOPMENT	3 Months Ended
Feb. 28, 2013
RESEARCH AND PRODUCT DEVELOPMENT [Text Block]
3.	RESEARCH AND PRODUCT DEVELOPMENT

Research and Product Development costs, including acquired research and product development costs, are charged against income in the period incurred.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2012
Use of Estimates [Policy Text Block]
a)	Use of Estimates

These financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. As the precise determination of assets and liabilities, and revenues and expenses, depends on future events, the preparation of financial statements for any period necessarily involves the use of estimates. Actual amounts may differ from these estimates. Significant estimates include accruals, valuation allowance for deferred tax assets, estimates for calculation of stock based compensation, calculation of beneficial conversion feature for convertible debentures and estimating the useful life of its plant and equipment.

Income Taxes [Policy Text Block]
b)	Income Taxes

The Company accounts for income taxes under FASB Codification Topic 740-10-25 (“ASC 740-10-25”). Under ASC 740-10-25, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under ASC 740- 10-25, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. The Company provides a valuation allowance for deferred tax assets for which it does not consider realization of such assets likely. The Company did not incur any material impact to its financial condition or results of operations due to the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Company is subject to U.S federal jurisdiction income tax examinations for the tax years 2006 through 2011. In addition, the Company is subject to state and local income tax examinations for the tax years 2006 through 2011.

Revenue Recognition [Policy Text Block]
c)	Revenue Recognition

The Company’s revenue recognition policies are expected to follow common practice in the manufacturing industry. The Company will record revenue when it is realized, or realizable and earned. The Company considers revenue to be realized, or realizable and earned, when the following revenue recognition requirements will be met: persuasive evidence of an arrangement exists; the products or services have been accepted by the customer via delivery or installation acceptance; the sales price is fixed or determinable; and collectability is probable. For product sales, the Company determines that the earnings process is complete when title, risk of loss and the right to use equipment has transferred to the customer.

Earnings (Loss) Per Share [Policy Text Block]
d)	Earnings (Loss) Per Share

Basic loss per share is computed by dividing net loss by the weighted average number of common shares outstanding for the year. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year. There were no common equivalent shares outstanding at November 30, 2012 and 2011 that have been included in dilutive loss per share calculation as the effects would have been anti-dilutive. At November 30, 2012, there were 1,660,000 options and 4,319,000 warrants outstanding, which were convertible into equal number of common shares of the Company.

Fair Values [Policy Text Block]
e)	Fair Values

The Company carries cash, accounts payable and accrued liabilities at their estimated fair values. (See note 3(j))

Research and Product Development [Policy Text Block]
f)	Research and Product Development

Research and Product Development costs, other than capital expenditures but including acquired research and product development costs, are charged against income in the period incurred.

Stock-Based Compensation [Policy Text Block]
g)	Stock-Based Compensation

All awards granted to employees and non-employees after November 30, 2005 are valued at fair value by using the Black-Scholes option pricing model and recognized on a straight line basis over the service periods of each award. The Company accounts for equity instruments issued in exchange for the receipt of goods or services from other than employees using the estimated fair market value of the consideration received or the estimated fair value of the equity instruments issued, whichever is more reliably measurable. The value of equity instruments issued for consideration other than employee services is determined on the earlier of a performance commitment or completion of performance by the provider of goods or services. As of November 30, 2012 there was $nil of unrecognized expense related to non-vested stock-based compensation arrangements granted. The total stock-based compensation expense relating to all employees and non employees for the years ended November 30, 2012 and 2011 was $929,365 and $Nil respectively

Foreign Currency [Policy Text Block]
h)	Foreign Currency

The Company maintains its books, records and banking transactions in U.S. dollars which is its functional and reporting currency. Exchange gains and losses are realized due to the differences in the exchange rate at the transaction date versus the rate in effect at the settlement or balance sheet date. Exchange gains and losses are recorded in the statement of operations.

Comprehensive loss [Policy Text Block]
i)	Comprehensive loss

Comprehensive loss includes all changes in equity (net assets) during a period from non- owner sources. Examples of items to be included in comprehensive loss, which are excluded from net loss, include foreign currency translation adjustments and unrealized gains and losses on available-for-sale securities.

Financial Instruments [Policy Text Block]
j)	Financial Instruments

The Company’s financial instruments consist of cash, accounts payable and accrued liabilities and convertible debentures.

The Company follows ASC 820-10, “Fair Value Measurements and Disclosures” (ASC 820-10), which among other things, defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or nonrecurring basis. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, a three-tier fair value hierarchy has been established, which prioritizes the inputs used in measuring fair value as follows:

• Level 1—Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Assets that are generally included in this category are cash and cash equivalents comprised of money market funds, restricted cash and short-term investments.

• Level 2—Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

• Level 3—Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

Impairment of Long-lived Assets [Policy Text Block]
k)	Impairment of Long-lived Assets

Long-lived assets to be held and used are analyzed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. The Company evaluates at each balance sheet date whether events and circumstances have occurred that indicate possible impairment. If there are indications of impairment, the Company uses future undiscounted cash flows of the related asset or asset grouping over the remaining life in measuring whether the assets are recoverable. In the event such cash flows are not expected to be sufficient to recover the recorded asset values, the assets are written down to their estimated fair value. Long-lived assets to be disposed of are reported at the lower of carrying amount or fair value of asset less cost to sell.

Concentration of Credit Risk [Policy Text Block]

l)	Concentration of Credit Risk

The Company does not have significant off-balance sheet risk or credit concentration.

Intellectual Property [Policy Text Block]
m)	Intellectual Property

Four patent applications, one for the electrical mechanism and the other three for the mechanical mechanism of the WEP40, have been filed by the Company with the U.S. Patent Office. The Company has been issued three patents. The first patent is for the collapsible head technology, the second is for the electrical system within the WEP40 and the third is for the attachment system to halt a target through a neuro-muscular-disruption system. Expenditures for patent applications as a result of research activity are not capitalized due to the uncertain value of the benefits that may accrue.

Plant and Equipment [Policy Text Block]
n)	Plant and Equipment

Plant and equipment are recorded at cost less accumulated depreciation. Depreciation is provided commencing in the month following acquisition using the following annual rate and method:

Computer equipment	30% declining balance method
Furniture and fixtures	30% declining balance method
Leasehold Improvements	straight line over period of lease
Moulds	20% Straight line over 5 years

Recent Accounting Pronouncements [Policy Text Block]
o)	Recent Accounting Pronouncements

In December 2011, the FASB issued ASU 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities, which requires certain additional disclosure requirements about financial instruments and derivatives instruments that are subject to netting arrangements. The new disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those periods. The adoption of this update will not have an impact on the financial statements of the Company.

In June 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2011-05, Presentation of Comprehensive Income (ASU 2011-05) , which eliminates the option to present components of other comprehensive income (OCI) as part of the statement of changes in stockholders’ equity. The amendments in this standard require that all non-owner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. Subsequently, in December 2011, the FASB issued ASU 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income (ASU 2011-12), which indefinitely defers the requirement in ASU 2011-05 to present on the face of the financial statements reclassification adjustments for items that are reclassified from OCI to net income in the statement(s) where the components of net income and the components of OCI are presented. The adoption of this new standard did not have a material impact on the financial condition or result of operation.

In July 2012, the FASB issued ASU 2012-02, Intangibles-Goodwill and Other (Topic 350)-Testing Indefinite-Lived Intangible Assets for Impairment (“ASU 2012-02”), to establish an optional two-step analysis for impairment testing of indefinite-lived intangibles other than goodwill. The standard is effective for financial statements of periods beginning after September 15, 2012, with early adoption permitted. The adoption of this new standard is not expected to have a material impact on the financial condition or result of operation.

In August 2012, the FASB issued ASU 2012-03, Technical Amendments and Corrections to SEC Sections: Amendments to SEC Paragraphs Pursuant to SEC Staff Accounting Bulletin (SAB) No. 114, Technical Amendments Pursuant to SEC Release No. 33-9250, and Corrections Related to FASB Accounting Standards Update 2010-22 (SEC Update) in Accounting Standards Update No. 2012-03. This update amends various SEC paragraphs pursuant to the issuance of SAB No. 114. The adoption of ASU 2012-03 is not expected to have a material impact on our financial position or results of operations.

In October 2012, the FASB issued Accounting Standards Update (ASU) 2012-04, Technical Corrections and Improvements in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Carrying Value	Fair Value
November 30, 2012:
Cash	$232,471	$232,471
Accounts payable and accrued liabilities	150,368	150,368
Convertible debentures	$1,192,639	$1,192,639

	Carrying Value	Fair Value
November 30, 2011:
Cash	$114,835	$114,835
Accounts payable and accrued liabilities	$568,995	568,995
Convertible debentures	867,826	$867,826

Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals [Table Text Block]
Computer equipment	30%	declining balance method
Furniture and Fixtures	30%	declining balance method
Leasehold Improvements Moulds	20%	straight line over period of lease straight line over 5 years

Computer equipment	30% declining balance method
Furniture and fixtures	30% declining balance method
Leasehold Improvements	straight line over period of lease
Moulds	20% Straight line over 5 years

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Nov. 30, 2012
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
	2012	2011
Accounts payable and accrued liabilities are comprised of the following:

Trade payables	$-	$450,143
Accrued liabilities	150,368	118,852
	$150,368	$568,995

STOCK BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012	Nov. 30, 2011
Schedule of Share-based Compensation and Assumptions as of January 4, 2012 [Table Text Block]
Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Stock-based compensation cost	$113,292

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Stock-based compensation cost	$113,292

Schedule of Share-based Compensation and Assumptions as of October 3, 2012 [Table Text Block]
Risk free rate	1.50%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Stock-based compensation cost	$77,096

Risk free rate	1.50%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Stock-based compensation cost	$77,096

Schedule of Share-based Compensation and Assumptions as of October 26, 2012 [Table Text Block]
Risk free rate	1.65%
Expected dividends	0%
Forfeiture rate	0%
Volatility	217.15%
Market price of Company’s common stock on date of grant of options	$0.50
Stock-based compensation cost	$534,905

Risk free rate	1.65%
Expected dividends	0%
Forfeiture rate	0%
Volatility	217.15%
Market price of Company’s common stock on date of grant of options	$0.50
Stock-based compensation cost	$534,905

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of shares
	2012	2011

Outstanding, beginning of year	1,450,000	1,450,000
Granted	2,205,000	-
Expired	(40,000)	-
Exercised	-	-
Forfeited	-	-
Cancelled*	(1,955,000)	-
Outstanding, end of year	1,660,000	1,450,000
Exercisable, end of year	1,660,000	1,450,000

Schedule of Share-based Compensation, Stock Options [Table Text Block]
		Option price	Number of shares
Expiry date		per share	2012
April 11, 2013		$0.50	150,000
June 30, 2014		$0.25	175,000
June 15, 2015		$0.20	35,000
October 2, 2015		$0.42	200,000
October 25, 2016		$0.45	1,100,000

TOTAL			1,660,000

Weighted average exercise price:
Options outstanding at end of year	$		0.42
Options granted during the year			0.32
Options exercised during the year			-
Options expired during the year			0.50
Options cancelled during the year			0.19

	Option price	Number of shares
Expiry date	per share	2011
January 29, 2012	$0.50	40,000
April 11, 2013	$0.50	150,000
June 30, 2014	$0.25	1,025,000
June 15, 2015	$0.20	100,000
September 30, 2015	$0.20	135,000

TOTAL		1,450,000

Weighted average exercise price:
Options outstanding at end of year		$0.27
Options granted during the year		$-
Options exercised during the year		$-
Options expired during the year		$-
Options cancelled during the year		$-

Share-based Compensation Arrangement by Share-based Payment Award, Remaining Contractual Term, Outstanding and Exercisable [Table Text Block]
	2012	2011
	(Years)	(Years)
Total outstanding options	3.2	2.6
Total exercisable options	3.2	2.6

STOCK PURCHASE WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 4, 2012 [Table Text Block]
Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

Risk free rate	2.00%
Expected dividends	0%
Forfeiture rate	0%
Volatility	206.87%
Market price of Company’s common stock on date of grant of options	$0.13
Compensation expense	$100,148

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on August 09, 2012 [Table Text Block]
Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

Risk free rate	3.63%
Expected dividends	0%
Forfeiture rate	0%
Volatility	183.31%
Market price of Company’s common stock on date of grant of options	$0.20
Compensation expense	$75,013

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on October 3, 2012 [Table Text Block]
Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

Risk free rate	1.5%
Expected dividends	0%
Forfeiture rate	0%
Volatility	199.60%
Market price of Company’s common stock on date of grant of options	$0.42
Compensation expense	$28,911

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 30, 2013 [Table Text Block]
Risk free rate	1.35%
Expected dividends	0%
Forfeiture rate	0%
Volatility	187.87%
Market price of Company’s common stock on date
of grant of options	$0.47
Compensation expense	$38,183

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity [Table Text Block]
	Number of
	Warrants	Exercise	Expiry
	Granted	Prices	Date
		$
Outstanding at November 30, 2010 and average exercise price	1,289,000	0.22
Granted in year 2011	-	-
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2011 and average exercise price	1,289,000	0.22
Granted in year 2012	800,000	0.13	1/4/2016
Granted in year 2012*	850,000	0.25	6/30/2014
Granted in year 2012	400,000	0.20	8/9/2016
Granted in year 2012	75,000	0.42	10/2/2015
Granted in year 2012*	905,000	0.13	1/4/2016
Exercised	-	-
Forfeited/Expired	-	-
Cancelled	-	-
Outstanding at November 30, 2012 and average exercise price	4,319,000	0.19

Exercisable at November 30, 2012	4,319,000	0.19
Exercisable at November 30, 2011	1,289,000	0.22

Schedule of Stockholders' Equity Note, Warrants or Rights, Weighted Average Remaining Contractual Term, Outstanding and Exercisable [Table Text Block]
	2012	2011
	(Years)	(Years)
Total outstanding warrants	2.8	3.9
Total exercisable warrants	2.8	3.9

PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Schedule of Property, Plant and Equipment [Table Text Block]
	February 28, 2013		November 30, 2012
		Accumulated		Accumulated
	Cost	Amortization	Cost	Amortization
	$	$	$	$

Computer equipment	37,573	29,241	37,573	28,565
Furniture and fixtures	18,027	12,713	18,027	12,282
Leasehold Improvements	8,252	8,252	8,252	8,252
Moulds	142,140	18,952	142,140	11,845
	205,992	69,158	205,992	60,944

Net carrying amount		$136,834		$145,048

Amortization expense		$8,214 (3 months)		20,585 (12 months)

		Nov 30, 2012		Nov 30, 2011
			Accumulated		Accumulated
		Cost	Amortization	Cost	Amortization
		$	$	$	$
Computer equipment		37,573	28,565	35,211	24,873
Furniture and fixtures		18,027	12,282	15,310	10,985
Leasehold Improvements		8,252	8,252	8,252	4,501
Moulds		142,140
			11,845
		205,992	60,944	58,773	40,359

Net carrying amount	$		145,048		$18,414
Amortization expense	$		20,585		$10,786

INCOME TAXES (Tables)	12 Months Ended
Nov. 30, 2012
Summary of Tax Credit Carryforwards [Table Text Block]
2025	$188,494
2026	$609,991
2027	$1,731,495
2028	$3,174,989
2029	$2,792,560
2030	$2,044,857
2031	$854,218
2032	$1,056,516
$12,453,120

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Federal statutory income tax rate	35.0%
Deferred tax asset valuation allowance	(35.0)%
Effective rate	(0.0)%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2012	2011
Operating losses available to offset future income-taxes	$12,453,120	$11,387,337

Expected Income tax recovery at statutory rate of 35% (2011: 35.0%)	$(4,358,592)	$(3,985,568)
Valuation Allowance	$4,358,592	$3,985,568
Net deferred tax assets	-	-

CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS (Tables)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Schedule of Convertible Debt [Table Text Block]
Carrying
Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$170,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	170,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	206,607
Total	$696,607

Carrying Value
$320,000 face value convertible debenture due June 30, 2014 (Convertible Debenture 2)	320,000
$670,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 4)	670,000
$240,000 face value convertible debenture due January 16, 2015 (Convertible Debenture 5)	202,639
Total	$1,192,639

NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Nature Of Operations And Going Concern 1		$ 121,803
Nature Of Operations And Going Concern 2		19,296,146
Nature Of Operations And Going Concern 3		160,000
Nature Of Operations And Going Concern 4		800,000
Nature Of Operations And Going Concern 5		878,328
Nature Of Operations And Going Concern 6		910,000
Nature Of Operations And Going Concern 7		649,750
Nature Of Operations And Going Concern 8		2,165,834
Nature Of Operations And Going Concern 9		19,296,146
Nature Of Operations And Going Concern 10		6,485,771
Nature Of Operations And Going Concern 1	19,765,794
Nature Of Operations And Going Concern 2	160,000
Nature Of Operations And Going Concern 3	800,000
Nature Of Operations And Going Concern 4	878,328
Nature Of Operations And Going Concern 5	910,000
Nature Of Operations And Going Concern 6	649,750
Nature Of Operations And Going Concern 7	2,165,834
Nature Of Operations And Going Concern 8	19,765,794
Nature Of Operations And Going Concern 9	$ 6,523,954

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Summary Of Significant Accounting Policies 1	1,660,000
Summary Of Significant Accounting Policies 2	4,319,000
Summary Of Significant Accounting Policies 3	$ 0
Summary Of Significant Accounting Policies 4	929,365
Summary Of Significant Accounting Policies 5	$ 0

CAPITAL STOCK (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Capital Stock 1		50,000,000
Capital Stock 2		$ 0.001
Capital Stock 3		5,000,000
Capital Stock 4		0.001
Capital Stock 5		5,000,000
Capital Stock 6		31,472,433
Capital Stock 7		26,828,050
Capital Stock 8		1,484,169
Capital Stock 9		411,828
Capital Stock 10		33,423
Capital Stock 11		445,251
Capital Stock 12		1,484,169
Capital Stock 13		$ 0.3
Capital Stock 14		1,333,333
Capital Stock 15		$ 0.3
Capital Stock 16		400,000
Capital Stock 17		144
Capital Stock 18		994,380
Capital Stock 19		146,500
Capital Stock 20		23,076
Capital Stock 21		169,576
Capital Stock 22		994,380
Capital Stock 23		832,501
Capital Stock 24		$ 0.3
Capital Stock 25		249,750
Capital Stock 26		800,000
Capital Stock 27		$ 0.2
Capital Stock 28		150,000
Capital Stock 29		$ 0.2
Capital Stock 1	50,000,000
Capital Stock 2	0.001
Capital Stock 3	5,000,000
Capital Stock 4	0.001
Capital Stock 5	0.001
Capital Stock 6	50,000,000
Capital Stock 7	100,000,000
Capital Stock 8	5,000,000
Capital Stock 9	33,273,913
Capital Stock 10	1,484,169
Capital Stock 11	411,828
Capital Stock 12	33,423
Capital Stock 13	445,251
Capital Stock 14	1,484,169
Capital Stock 15	$ 0.3
Capital Stock 16	1,333,333
Capital Stock 17	$ 0.3
Capital Stock 18	400,000
Capital Stock 19	994,380
Capital Stock 20	146,500
Capital Stock 21	23,076
Capital Stock 22	169,576
Capital Stock 23	994,380
Capital Stock 24	832,501
Capital Stock 25	$ 0.3
Capital Stock 26	249,750
Capital Stock 27	1,801,480
Capital Stock 28	500,000
Capital Stock 29	40,444
Capital Stock 30	$ 540,444
Capital Stock 31	1,801,480
Capital Stock 32	$ 0.3

STOCK BASED COMPENSATION (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation 1		1,000,000
Stock Based Compensation 2		2,250,000
Stock Based Compensation 3		4,500,000
Stock Based Compensation 4		5,000,000
Stock Based Compensation 5		150,000
Stock Based Compensation 6		775,000
Stock Based Compensation 7		20,000
Stock Based Compensation 8		110,000
Stock Based Compensation 9		905,000
Stock Based Compensation 10		$ 0.13
Stock Based Compensation 11		905,000
Stock Based Compensation 12		905,000
Stock Based Compensation 13		905,000
Stock Based Compensation 14		905,000
Stock Based Compensation 15		850,000
Stock Based Compensation 16		$ 0.25
Stock Based Compensation 17		850,000
Stock Based Compensation 18		0.25
Stock Based Compensation 19		100,000
Stock Based Compensation 20		200,000
Stock Based Compensation 21		200,000
Stock Based Compensation 22		$ 0.42
Stock Based Compensation 23		1,000,000
Stock Based Compensation 24		100,000
Stock Based Compensation 25		1,100,000
Stock Based Compensation 26		1,100,000
Stock Based Compensation 27		$ 0.45
Stock Based Compensation 28		0
Stock Based Compensation 29		1,755,000
Stock Based Compensation 30		1,755,000
Stock Based Compensation 31		200,000
Stock Based Compensation 1	1,000,000
Stock Based Compensation 2	2,250,000
Stock Based Compensation 3	4,500,000
Stock Based Compensation 4	5,000,000
Stock Based Compensation 6	150,000
Stock Based Compensation 7	775,000
Stock Based Compensation 8	20,000
Stock Based Compensation 9	110,000
Stock Based Compensation 10	905,000
Stock Based Compensation 11	$ 0.13
Stock Based Compensation 12	905,000
Stock Based Compensation 13	905,000
Stock Based Compensation 14	905,000
Stock Based Compensation 15	905,000
Stock Based Compensation 16	850,000
Stock Based Compensation 17	0.25
Stock Based Compensation 18	850,000
Stock Based Compensation 19	0.25
Stock Based Compensation 20	100,000
Stock Based Compensation 21	200,000
Stock Based Compensation 22	200,000
Stock Based Compensation 23	$ 0.42
Stock Based Compensation 24	1,000,000
Stock Based Compensation 25	100,000
Stock Based Compensation 26	1,100,000
Stock Based Compensation 27	1,100,000
Stock Based Compensation 28	$ 0.45
Stock Based Compensation 29	0
Stock Based Compensation 30	$ 0

STOCK PURCHASE WARRANTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Purchase Warrants 1		800,000
Stock Purchase Warrants 2		$ 0.13
Stock Purchase Warrants 3		$ 100,148
Stock Purchase Warrants 4		850,000
Stock Purchase Warrants 5		0.25
Stock Purchase Warrants 6		850,000
Stock Purchase Warrants 7		0.25
Stock Purchase Warrants 8		400,000
Stock Purchase Warrants 9		$ 0.2
Stock Purchase Warrants 10		75,013
Stock Purchase Warrants 11		75,000
Stock Purchase Warrants 12		$ 0.42
Stock Purchase Warrants 13		28,911
Stock Purchase Warrants 14		905,000
Stock Purchase Warrants 15		905,000
Stock Purchase Warrants 16		905,000
Stock Purchase Warrants 17		905,000
Stock Purchase Warrants 18		1,755,000
Stock Purchase Warrants 19		1,755,000
Stock Purchase Warrants 1	800,000
Stock Purchase Warrants 2	$ 0.13
Stock Purchase Warrants 3	100,148
Stock Purchase Warrants 4	850,000
Stock Purchase Warrants 5	0.25
Stock Purchase Warrants 6	850,000
Stock Purchase Warrants 7	0.25
Stock Purchase Warrants 8	400,000
Stock Purchase Warrants 9	$ 0.2
Stock Purchase Warrants 10	75,013
Stock Purchase Warrants 11	75,000
Stock Purchase Warrants 12	$ 0.42
Stock Purchase Warrants 13	28,911
Stock Purchase Warrants 14	905,000
Stock Purchase Warrants 15	905,000
Stock Purchase Warrants 16	905,000
Stock Purchase Warrants 17	905,000
Stock Purchase Warrants 18	100,000
Stock Purchase Warrants 19	$ 200,000
Stock Purchase Warrants 20	$ 0.5

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Related Party Transactions 1		$ 272,400
Related Party Transactions 2		6,600
Related Party Transactions 3		775,000
Related Party Transactions 4		20,000
Related Party Transactions 5		795,000
Related Party Transactions 6		$ 0.13
Related Party Transactions 7		99,522
Related Party Transactions 8		800,000
Related Party Transactions 9		$ 0.13
Related Party Transactions 10		100,148
Related Party Transactions 11		400,000
Related Party Transactions 12		$ 0.2
Related Party Transactions 13		75,013
Related Party Transactions 14		1,000,000
Related Party Transactions 15		100,000
Related Party Transactions 16		1,100,000
Related Party Transactions 17		1,100,000
Related Party Transactions 18		$ 0.45
Related Party Transactions 19		534,905
Related Party Transactions 20		35,300
Related Party Transactions 21		240,000
Related Party Transactions 22		173,111
Related Party Transactions 23		79,000
Related Party Transactions 24		23,808
Related Party Transactions 25		99,200
Related Party Transactions 26		69,153
Related Party Transactions 1	73,800
Related Party Transactions 2	1,800
Related Party Transactions 3	6,610
Related Party Transactions 4	60,000
Related Party Transactions 5	44,759
Related Party Transactions 6	54,000
Related Party Transactions 7	1,200
Related Party Transactions 8	775,000
Related Party Transactions 9	20,000
Related Party Transactions 10	795,000
Related Party Transactions 11	$ 0.13
Related Party Transactions 12	99,522
Related Party Transactions 13	5,000
Related Party Transactions 14	30,000
Related Party Transactions 15	$ 36,574

INCOME TAXES (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Income Taxes 1	$ 12,453,120
Income Taxes 2	$ 11,387,337
Income Taxes 3	100.00%

COMMITMENTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013 D	Nov. 30, 2012
Commitments 1		5,000
Commitments 2		5,000
Commitments 3		7,000
Commitments 4		12,000
Commitments 5		5.00%
Commitments 6		600
Commitments 7		$ 480,000
Commitments 8		60,000
Commitments 9		0.45
Commitments 1	5,000
Commitments 2	30
Commitments 3	8,500
Commitments 4	5.00%
Commitments 5	30
Commitments 6	12,000
Commitments 7	5.00%
Commitments 8	600
Commitments 9	480,000
Commitments 10	60,000
Commitments 11	$ 0.45
Commitments 12	7,000
Commitments 13	30
Commitments 14	7,000
Commitments 15	30

SEGMENT DISCLOSURES (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Segment Disclosures 1	$ 130,295

CONVERTIBLE DEBENTURES AND DEFERRED FINANCING COSTS (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013 D	Nov. 30, 2012 D
Convertible Debentures And Deferred Financing Costs 1		$ 320,000
Convertible Debentures And Deferred Financing Costs 2		731,828
Convertible Debentures And Deferred Financing Costs 3		731,828
Convertible Debentures And Deferred Financing Costs 4		8.00%
Convertible Debentures And Deferred Financing Costs 5		1,000
Convertible Debentures And Deferred Financing Costs 6		0.3
Convertible Debentures And Deferred Financing Costs 7		0.35
Convertible Debentures And Deferred Financing Costs 8		0.4
Convertible Debentures And Deferred Financing Costs 9		411,828
Convertible Debentures And Deferred Financing Costs 10		33,423
Convertible Debentures And Deferred Financing Costs 11		1,484,169
Convertible Debentures And Deferred Financing Costs 12		$ 0.3
Convertible Debentures And Deferred Financing Costs 13		320,000
Convertible Debentures And Deferred Financing Costs 14		45
Convertible Debentures And Deferred Financing Costs 15		90.00%
Convertible Debentures And Deferred Financing Costs 16		1,250
Convertible Debentures And Deferred Financing Costs 17		1,000
Convertible Debentures And Deferred Financing Costs 18		1,125
Convertible Debentures And Deferred Financing Costs 19		1,000
Convertible Debentures And Deferred Financing Costs 20		1,050
Convertible Debentures And Deferred Financing Costs 21		1,000
Convertible Debentures And Deferred Financing Costs 22		670,000
Convertible Debentures And Deferred Financing Costs 23		670,000
Convertible Debentures And Deferred Financing Costs 24		670,000
Convertible Debentures And Deferred Financing Costs 25		8.00%
Convertible Debentures And Deferred Financing Costs 26		1,000
Convertible Debentures And Deferred Financing Costs 27		0.3
Convertible Debentures And Deferred Financing Costs 28		0.35
Convertible Debentures And Deferred Financing Costs 29		0.4
Convertible Debentures And Deferred Financing Costs 30		45
Convertible Debentures And Deferred Financing Costs 31		90.00%
Convertible Debentures And Deferred Financing Costs 32		1,250
Convertible Debentures And Deferred Financing Costs 33		1,000
Convertible Debentures And Deferred Financing Costs 34		1,125
Convertible Debentures And Deferred Financing Costs 35		1,000
Convertible Debentures And Deferred Financing Costs 36		1,050
Convertible Debentures And Deferred Financing Costs 37		1,000
Convertible Debentures And Deferred Financing Costs 38		240,000
Convertible Debentures And Deferred Financing Costs 39		240,000
Convertible Debentures And Deferred Financing Costs 40		240,000
Convertible Debentures And Deferred Financing Costs 41		0.08
Convertible Debentures And Deferred Financing Costs 42		1,000
Convertible Debentures And Deferred Financing Costs 43		0.3
Convertible Debentures And Deferred Financing Costs 44		0.35
Convertible Debentures And Deferred Financing Costs 45		0.4
Convertible Debentures And Deferred Financing Costs 46		45
Convertible Debentures And Deferred Financing Costs 47		90.00%
Convertible Debentures And Deferred Financing Costs 48		1,250
Convertible Debentures And Deferred Financing Costs 49		1,000
Convertible Debentures And Deferred Financing Costs 50		1,125
Convertible Debentures And Deferred Financing Costs 51		1,000
Convertible Debentures And Deferred Financing Costs 52		1,050
Convertible Debentures And Deferred Financing Costs 53		1,000
Convertible Debentures And Deferred Financing Costs 54		45
Convertible Debentures And Deferred Financing Costs 55		50,000
Convertible Debentures And Deferred Financing Costs 1	320,000
Convertible Debentures And Deferred Financing Costs 2	731,828
Convertible Debentures And Deferred Financing Costs 3	731,828
Convertible Debentures And Deferred Financing Costs 4	8.00%
Convertible Debentures And Deferred Financing Costs 5	1,000
Convertible Debentures And Deferred Financing Costs 6	0.3
Convertible Debentures And Deferred Financing Costs 7	0.35
Convertible Debentures And Deferred Financing Costs 8	0.4
Convertible Debentures And Deferred Financing Costs 9	411,828
Convertible Debentures And Deferred Financing Costs 10	33,423
Convertible Debentures And Deferred Financing Costs 11	1,484,169
Convertible Debentures And Deferred Financing Costs 12	$ 0.3
Convertible Debentures And Deferred Financing Costs 13	320,000
Convertible Debentures And Deferred Financing Costs 14	45
Convertible Debentures And Deferred Financing Costs 15	90.00%
Convertible Debentures And Deferred Financing Costs 16	1,250
Convertible Debentures And Deferred Financing Costs 17	1,000
Convertible Debentures And Deferred Financing Costs 18	1,125
Convertible Debentures And Deferred Financing Costs 19	1,000
Convertible Debentures And Deferred Financing Costs 20	1,050
Convertible Debentures And Deferred Financing Costs 21	1,000
Convertible Debentures And Deferred Financing Costs 22	170,000
Convertible Debentures And Deferred Financing Costs 23	670,000
Convertible Debentures And Deferred Financing Costs 24	670,000
Convertible Debentures And Deferred Financing Costs 25	8.00%
Convertible Debentures And Deferred Financing Costs 26	1,000
Convertible Debentures And Deferred Financing Costs 27	0.3
Convertible Debentures And Deferred Financing Costs 28	0.35
Convertible Debentures And Deferred Financing Costs 29	0.4
Convertible Debentures And Deferred Financing Costs 30	500,000
Convertible Debentures And Deferred Financing Costs 31	40,444
Convertible Debentures And Deferred Financing Costs 32	1,801,480
Convertible Debentures And Deferred Financing Costs 33	$ 0.3
Convertible Debentures And Deferred Financing Costs 34	170,000
Convertible Debentures And Deferred Financing Costs 35	45
Convertible Debentures And Deferred Financing Costs 36	90.00%
Convertible Debentures And Deferred Financing Costs 37	1,250
Convertible Debentures And Deferred Financing Costs 38	1,000
Convertible Debentures And Deferred Financing Costs 39	1,125
Convertible Debentures And Deferred Financing Costs 40	1,000
Convertible Debentures And Deferred Financing Costs 41	1,050
Convertible Debentures And Deferred Financing Costs 42	1,000
Convertible Debentures And Deferred Financing Costs 43	240,000
Convertible Debentures And Deferred Financing Costs 44	240,000
Convertible Debentures And Deferred Financing Costs 45	240,000
Convertible Debentures And Deferred Financing Costs 46	8.00%
Convertible Debentures And Deferred Financing Costs 47	1,000
Convertible Debentures And Deferred Financing Costs 48	0.3
Convertible Debentures And Deferred Financing Costs 49	0.35
Convertible Debentures And Deferred Financing Costs 50	0.4
Convertible Debentures And Deferred Financing Costs 51	45
Convertible Debentures And Deferred Financing Costs 52	90.00%
Convertible Debentures And Deferred Financing Costs 53	1,250
Convertible Debentures And Deferred Financing Costs 54	1,000
Convertible Debentures And Deferred Financing Costs 55	1,125
Convertible Debentures And Deferred Financing Costs 56	1,000
Convertible Debentures And Deferred Financing Costs 57	1,050
Convertible Debentures And Deferred Financing Costs 58	1,000
Convertible Debentures And Deferred Financing Costs 59	45
Convertible Debentures And Deferred Financing Costs 60	$ 50,000

LOAN FROM NON- RELATED PARTY (Narrative) (Details) (USD $)	3 Months Ended
Feb. 28, 2013
Loan From Non- Related Party 1	$ 200,000
Loan From Non- Related Party 2	6.00%
Loan From Non- Related Party 3	12,000
Loan From Non- Related Party 4	$ 12,756
Loan From Non- Related Party 5	100,000
Loan From Non- Related Party 6	$ 0.5

SETTLEMENT OF ACCOUNTS PAYABLE (Narrative) (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Settlement Of Accounts Payable 1	$ 315,143
Settlement Of Accounts Payable 2	100,000
Settlement Of Accounts Payable 3	100,000
Settlement Of Accounts Payable 4	$ 215,143

SUBSEQUENT EVENTS (Narrative) (Details)	3 Months Ended	12 Months Ended
	Feb. 28, 2013 USD ($)	Nov. 30, 2012 USD ($) M D	Nov. 30, 2012 CAD
Subsequent Events 1		5,000	5,000
Subsequent Events 2		30	30
Subsequent Events 3		8,500	8,500
Subsequent Events 4		5.00%	5.00%
Subsequent Events 5		30	30
Subsequent Events 6			200,000
Subsequent Events 7		6.00%	6.00%
Subsequent Events 8		100,000	100,000
Subsequent Events 9			0.5
Subsequent Events 10		24	24
Subsequent Events 11		500,000
Subsequent Events 12		1,801,480	1,801,480
Subsequent Events 13			3,000,000
Subsequent Events 14		750,000,000	750,000,000
Subsequent Events 15		9.00%	9.00%
Subsequent Events 16		9.00%	9.00%
Subsequent Events 17		24	24
Subsequent Events 18			35,000
Subsequent Events 1	0.001
Subsequent Events 2	50,000,000
Subsequent Events 3	100,000,000
Subsequent Events 4	100,000
Subsequent Events 5	6.00%
Subsequent Events 6	6,000
Subsequent Events 7	50,000
Subsequent Events 8	$ 0.5
Subsequent Events 9	15,637
Subsequent Events 10	$ 39,134

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 1	$ 232,471
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 2	232,471
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 3	150,368
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 4	150,368
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 5	1,192,639
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 6	1,192,639
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 7	114,835
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 8	114,835
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 9	568,995
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 10	568,995
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 11	867,826
Summary Of Significant Accounting Policies Schedule Of Fair Value, Assets And Liabilities Measured On Recurring Basis 12	$ 867,826

Property, Plant and Equipment, Schedule of Significant Acquisitions and Disposals (Details)	3 Months Ended	12 Months Ended
	Feb. 28, 2013 Y	Nov. 30, 2012 Y
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 1		30.00%
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 2		30.00%
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 3		20.00%
Summary Of Significant Accounting Policies Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 4		5
Plant And Equipment Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 1	30.00%
Plant And Equipment Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 2	30.00%
Plant And Equipment Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 3	20.00%
Plant And Equipment Property, Plant And Equipment, Schedule Of Significant Acquisitions And Disposals 4	5

Schedule of Accounts Payable and Accrued Liabilities (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 1	$ 0
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 2	450,143
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 3	150,368
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 4	118,852
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 5	150,368
Accounts Payable And Accrued Liabilities Schedule Of Accounts Payable And Accrued Liabilities 6	$ 568,995

Schedule of Share-based Compensation and Assumptions as of January 4, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 1		2.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 2		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 3		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 4		206.87%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 5		$ 0.13
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 6		113,292
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 1	2.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 4	206.87%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 5	0.13
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of January 4, 2012 6	$ 113,292

Schedule of Share-based Compensation and Assumptions as of October 3, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 1		1.50%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 2		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 3		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 4		199.60%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 5		0.42
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 6		$ 77,096
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 1	1.50%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 4	199.60%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 5	0.42
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 3, 2012 6	$ 77,096

Schedule of Share-based Compensation and Assumptions as of October 26, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 1		1.65%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 2		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 3		0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 4		217.15%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 5		$ 0.5
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 6		534,905
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 1	1.65%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 2	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 3	0.00%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 4	217.15%
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 5	0.5
Stock Based Compensation Schedule Of Share-based Compensation And Assumptions As Of October 26, 2012 6	$ 534,905

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 1	$ 1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 2	1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 3	2,205,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 4	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 5	(40,000)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 6	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 7	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 8	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 9	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 10	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 11	(1,955,000)
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 12	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 13	1,660,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 14	1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 15	1,660,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options, Activity 16	$ 1,450,000

Schedule of Share-based Compensation, Stock Options (Details) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 1	0.5
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 2	$ 150,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 3	0.25
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 4	175,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 5	0.2
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 6	35,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 7	0.42
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 8	200,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 9	0.45
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 10	1,100,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 11	1,660,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 12	0.42
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 13	0.32
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 14	0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 15	0.5
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 16	0.19
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 1		0.5
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 2		40,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 3		0.5
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 4		150,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 5		0.25
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 6		1,025,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 7		0.2
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 8		100,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 9		0.2
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 10		135,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 11		1,450,000
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 12		0.27
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 13		0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 14		0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 15		0
Stock Based Compensation Schedule Of Share-based Compensation, Stock Options 16		$ 0

Share-based Compensation Arrangement by Share-based Payment Award, Remaining Contractual Term, Outstanding and Exercisable (Details)	12 Months Ended
Nov. 30, 2012
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 1	3.2
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 2	2.6
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 3	3.2
Stock Based Compensation Share-based Compensation Arrangement By Share-based Payment Award, Remaining Contractual Term, Outstanding And Exercisable 4	2.6

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 4, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 1		2.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 2		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 3		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 4		206.87%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 5		$ 0.13
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 6		100,148
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 1	2.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 4	206.87%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 5	0.13
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 4, 2012 6	$ 100,148

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on August 09, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 1		3.63%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 2		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 3		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 4		183.31%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 5		0.2
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 6		$ 75,013
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 1	3.63%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 4	183.31%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 5	0.2
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On August 09, 2012 6	$ 75,013

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on October 3, 2012 (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 1		1.50%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 2		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 3		0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 4		199.60%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 5		0.42
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 6		$ 28,911
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 1	1.50%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 4	199.60%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 5	0.42
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On October 3, 2012 6	$ 28,911

Schedule of Stockholders' Equity Note, Warrants or Rights Issued on January 30, 2013 (Details) (USD $)	3 Months Ended
Feb. 28, 2013
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 1	1.35%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 2	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 3	0.00%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 4	187.87%
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 5	0.47
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights Issued On January 30, 2013 6	$ 38,183

Schedule of Stockholders' Equity Note, Warrants or Rights, Activity (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 1	$ 1,289,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 2	0.22
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 3	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 4	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 5	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 6	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 7	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 8	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 9	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 10	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 11	1,289,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 12	0.22
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 13	800,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 14	0.13
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 15	850,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 16	0.25
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 17	400,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 18	0.2
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 19	75,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 20	0.42
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 21	905,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 22	0.13
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 23	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 24	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 25	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 26	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 27	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 28	0
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 29	4,319,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 30	0.19
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 31	4,319,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 32	0.19
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 33	$ 1,289,000
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights, Activity 34	0.22

Schedule of Stockholders' Equity Note, Warrants or Rights, Weighted Average Remaining Contractual Term, Outstanding and Exercisable (Details)	12 Months Ended
Nov. 30, 2012
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 1	2.8
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 2	3.9
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 3	2.8
Stock Purchase Warrants Schedule Of Stockholders' Equity Note, Warrants Or Rights,weighted Average Remaining Contractual Term, Outstanding And Exercisable 4	3.9

Schedule of Property, Plant and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Plant And Equipment Schedule Of Property, Plant And Equipment 1		$ 37,573
Plant And Equipment Schedule Of Property, Plant And Equipment 2		28,565
Plant And Equipment Schedule Of Property, Plant And Equipment 3		35,211
Plant And Equipment Schedule Of Property, Plant And Equipment 4		24,873
Plant And Equipment Schedule Of Property, Plant And Equipment 5		18,027
Plant And Equipment Schedule Of Property, Plant And Equipment 6		12,282
Plant And Equipment Schedule Of Property, Plant And Equipment 7		15,310
Plant And Equipment Schedule Of Property, Plant And Equipment 8		10,985
Plant And Equipment Schedule Of Property, Plant And Equipment 9		8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 10		8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 11		8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 12		4,501
Plant And Equipment Schedule Of Property, Plant And Equipment 13		142,140
Plant And Equipment Schedule Of Property, Plant And Equipment 14		11,845
Plant And Equipment Schedule Of Property, Plant And Equipment 15		205,992
Plant And Equipment Schedule Of Property, Plant And Equipment 16		60,944
Plant And Equipment Schedule Of Property, Plant And Equipment 17		58,773
Plant And Equipment Schedule Of Property, Plant And Equipment 18		40,359
Plant And Equipment Schedule Of Property, Plant And Equipment 19		145,048
Plant And Equipment Schedule Of Property, Plant And Equipment 20		18,414
Plant And Equipment Schedule Of Property, Plant And Equipment 21		20,585
Plant And Equipment Schedule Of Property, Plant And Equipment 22		10,786
Plant And Equipment Schedule Of Property, Plant And Equipment 1	37,573
Plant And Equipment Schedule Of Property, Plant And Equipment 2	29,241
Plant And Equipment Schedule Of Property, Plant And Equipment 3	37,573
Plant And Equipment Schedule Of Property, Plant And Equipment 4	28,565
Plant And Equipment Schedule Of Property, Plant And Equipment 5	18,027
Plant And Equipment Schedule Of Property, Plant And Equipment 6	12,713
Plant And Equipment Schedule Of Property, Plant And Equipment 7	18,027
Plant And Equipment Schedule Of Property, Plant And Equipment 8	12,282
Plant And Equipment Schedule Of Property, Plant And Equipment 9	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 10	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 11	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 12	8,252
Plant And Equipment Schedule Of Property, Plant And Equipment 13	142,140
Plant And Equipment Schedule Of Property, Plant And Equipment 14	18,952
Plant And Equipment Schedule Of Property, Plant And Equipment 15	142,140
Plant And Equipment Schedule Of Property, Plant And Equipment 16	11,845
Plant And Equipment Schedule Of Property, Plant And Equipment 17	205,992
Plant And Equipment Schedule Of Property, Plant And Equipment 18	69,158
Plant And Equipment Schedule Of Property, Plant And Equipment 19	205,992
Plant And Equipment Schedule Of Property, Plant And Equipment 20	60,944
Plant And Equipment Schedule Of Property, Plant And Equipment 21	136,834
Plant And Equipment Schedule Of Property, Plant And Equipment 22	145,048
Plant And Equipment Schedule Of Property, Plant And Equipment 23	8,214
Plant And Equipment Schedule Of Property, Plant And Equipment 24	$ 20,585

Summary of Tax Credit Carryforwards (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Income Taxes Summary Of Tax Credit Carryforwards 1	$ 188,494
Income Taxes Summary Of Tax Credit Carryforwards 2	609,991
Income Taxes Summary Of Tax Credit Carryforwards 3	1,731,495
Income Taxes Summary Of Tax Credit Carryforwards 4	3,174,989
Income Taxes Summary Of Tax Credit Carryforwards 5	2,792,560
Income Taxes Summary Of Tax Credit Carryforwards 6	2,044,857
Income Taxes Summary Of Tax Credit Carryforwards 7	854,218
Income Taxes Summary Of Tax Credit Carryforwards 8	1,056,516
Income Taxes Summary Of Tax Credit Carryforwards 9	$ 12,453,120

Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
Nov. 30, 2012
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 1	35.00%
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 2	(35.00%)
Income Taxes Schedule Of Effective Income Tax Rate Reconciliation 3	0.00%

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	12 Months Ended
Nov. 30, 2012
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 1	$ 12,453,120
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 2	11,387,337
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 3	35.00%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 4	35.00%
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 5	(4,358,592)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 6	(3,985,568)
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 7	4,358,592
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 8	3,985,568
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 9	0
Income Taxes Schedule Of Deferred Tax Assets And Liabilities 10	$ 0

Schedule of Convertible Debt (Details) (USD $)	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Nov. 30, 2012
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 1		$ 320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 2		320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 3		670,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 4		670,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 5		240,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 6		202,639
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 7		1,192,639
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 1	320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 2	320,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 3	170,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 4	170,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 5	240,000
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 6	206,607
Convertible Debentures And Deferred Financing Costs Schedule Of Convertible Debt 7	$ 696,607